UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover,DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/11

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

November 30, 2011

CLOUD CAPITAL FUNDS

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, Oklahoma 74135

Toll Free (877) 670-2227

Cloud Capital Strategic Large Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the period ended November 30, 2011)

Since Inception (June 29, 2011)
Cloud Capital Strategic Large Cap Fund	(6.20)%
S&P 500® Index**	(2.89)%

Total annual operating expenses, as estimated for the Fund's first fiscal period ending May 31, 2012, as disclosed in the Fund's prospectus, are 1.63% of average daily net assets (1.41% after fee waiver/expense reimbursements by the Adviser). Cloud Capital, LLC (the "Adviser") contractually has agreed to cap certain operating expenses of the Fund, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends expenses on securities sold short), taxes, extraordinary expenses and indirect expenses such as "Acquired Fund Fees and Expenses" of the Fund at 1.40%, through September 30, 2012.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Cloud Capital Strategic Mid Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the period ended November 30, 2011)

Since Inception (June 29, 2011)
Cloud Capital Strategic Mid Cap Fund	(7.20)%
S&P MidCap 400 ® Index**	(7.83)%

Total annual operating expenses, as estimated for the Fund's first fiscal period ending May 31, 2012, as disclosed in the Fund's prospectus, are 1.63% of average daily net assets (1.41% after fee waiver/expense reimbursements by the Adviser). Cloud Capital LLC (the "Adviser") contractually has agreed to cap certain operating expenses of the Fund, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends expenses on securities sold short), taxes, extraordinary expenses and indirect expenses such as "Acquired Fund Fees and Expenses" of the Fund at 1.40%, through September 30, 2012.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P MidCap 400® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

FUND HOLDINGS – (Unaudited)

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Mid Cap Fund is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 29, 2011 to November 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ABOUT THE FUND’S EXPENSES – (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cloud Capital Strategic Large Cap Fund	Beginning Account Value June 29, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period Ended November 30, 2011*
Actual	$1,000.00	$938.00	$5.76
Hypothetical ** (5% return before expenses)	$1,000.00	$1,017.98	$7.09

* Expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period since commencement of operations on June 29, 2011).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from June 1, 2011 to November 30, 2011. Accordingly, expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the six month period, multiplied by 183/366 (to reflect the partial year period).

Cloud Capital Strategic Mid Cap Fund	Beginning Account Value June 29, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period Ended November 30, 2011*
Actual	$1,000.00	$928.00	$5.73
Hypothetical ** (5% return before expenses)	$1,000.00	$1,017.98	$7.09

* Expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period since commencement of operations on June 29, 2011).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from June 1, 2011 to November 30, 2011. Accordingly, expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the six month period, multiplied by 183/366 (to reflect the partial year period).

Cloud Capital Strategic Large Cap Fund

Schedule of Investments

November 30, 2011

(Unaudited)

	Shares	Value

Common Stocks – 90.3%

Consumer Discretionary – 9.6%
Abercrombie & Fitch Co., Class A	501	$24,018
Amazon.com, Inc. *	132	25,305
Apollo Group, Inc. *	599	29,019
AutoNation, Inc. *	820	29,625
AutoZone, Inc. *	84	27,702
Bed Bath & Beyond, Inc. *	461	27,876
Best Buy Co., Inc.	1,009	27,346
Big Lots, Inc. *	690	27,660
Cablevision Systems Corp.	1,891	28,369
CarMax, Inc. *	969	27,882
Carnival Corp.	841	27,926
CBS Corp., Class B	1,124	29,263
Coach, Inc.	443	27,723
Comcast Corp., Class A	1,269	28,757
D.R. Horton, Inc.	2,432	28,970
Darden Restaurants, Inc.	597	28,473
DeVry, Inc.	754	26,006
DIRECTV, Class A *	621	29,325
Discovery Communications, Inc., Class A *	668	28,039
Expedia, Inc.	1,014	28,207
Family Dollar Stores, Inc.	478	28,386
Ford Motor Co.*	2,523	26,740
GameStop Corp., Class A *	1,123	25,972
Gannett Co., Inc.	2,485	26,985
Gap, Inc./The	1,404	26,244
Genuine Parts Co.	479	28,033
Goodyear Tire & Rubber Co./The *	2,059	28,804
H & R Block, Inc.	1,798	28,277
Harley-Davidson, Inc.	729	26,822
Harman International Industries, Inc.	678	28,013
Hasbro, Inc.	756	27,070
Home Depot, Inc.	751	29,443
International Game Technology	1,667	28,444
Interpublic Group of Cos., Inc./The	2,998	28,119

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Consumer Discretionary – (continued)
JC Penney Co., Inc.	849	$27,205
Johnson Controls, Inc.	904	28,443
Kohl’s Corp.	499	26,855
Leggett & Platt, Inc.	1,268	28,383
Lennar Corp., Class A	1,601	29,468
Limited Brands, Inc.	1,312	55,537
Lowe’s Cos., Inc.	1,258	30,206
Macy’s, Inc.	914	29,551
Marriott International, Inc., Class A	910	27,878
Marriott Vacations Worldwide Corp. *	91	1,455
Mattel, Inc.	976	28,112
McDonald’s Corp.	301	28,719
McGraw-Hill Cos.,Inc./The	662	28,270
Meredith Corp.	1,044	30,272
Netflix, Inc. *	315	20,324
Newell Rubbermaid, Inc.	1,763	26,970
News Corp., Class A	1,686	29,403
NIKE, Inc., Class B	298	28,618
Nordstrom, Inc.	570	25,818
Omnicom Group, Inc.	645	27,843
O’Reilly Automotive, Inc. *	365	28,164
Priceline.com, Inc. *	53	25,736
Pulte Group, Inc. *	5,024	30,695
RadioShack Corp.	2,163	24,835
Ralph Lauren Corp.	185	26,253
Ross Stores, Inc.	321	28,627
Scripps Networks Interactive, Inc., Class A	702	27,932
Sears Holdings Corp. *	383	23,127
Staples, Inc.	1,906	27,459
Starbucks Corp.	651	28,320
Starwood Hotels & Resorts Worldwide, Inc.	575	27,397
Target Corp.	539	28,415
Tiffany & Co.	376	25,214
Time Warner Cable, Inc., Class A	465	28,141
Time Warner, Inc.	829	28,852

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Consumer Discretionary – (continued)
TJX Cos., Inc./The	470	$29,025
Urban Outfitters, Inc. *	1,066	28,758
VF Corp.	212	29,392
Viacom, Inc., Class B, Class B	673	30,143
Walt Disney Co./The	816	29,261
Washington Post Co./The, Class B	83	29,620
Whirlpool Corp.	521	25,583
Wyndham Worldwide Corp.	852	30,207
Wynn Resorts Ltd.	236	28,510
Yum! Brands, Inc.	512	28,718

		2,202,557

Consumer Staples – 10.5%
Altria Group, Inc.	1,959	56,214
Archer-Daniels-Midland Co.	1,862	56,074
Avon Products, Inc.	2,953	50,195
Beam, Inc.	561	29,475
Brown-Forman Corp., Class B	732	58,422
Campbell Soup Co.	1,615	52,657
Clorox Co./The	836	54,317
Coca-Cola Co./The	803	53,994
Coca-Cola Enterprises, Inc.	2,061	53,830
Colgate-Palmolive Co.	620	56,773
ConAgra Foods, Inc.	2,138	54,004
Constellation Brands, Inc., Class A *	2,761	53,753
Costco Wholesale Corp.	650	55,422
CVS Caremark Corp.	1,408	54,674
Dean Foods Co. *	5,518	56,062
Dr. Pepper Snapple Group, Inc.	1,470	53,708
Estee Lauder Cos., Inc./The, Class A	472	55,645
General Mills, Inc.	1,385	55,339
H.J. Heinz Co.	1,025	53,957
Hershey Co./The	1,829	105,491
Hormel Foods Corp.	1,863	56,087
JM Smucker Co./The	703	53,389
Kellogg Co.	1,099	54,039

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Consumer Staples – (continued)
Kimberly-Clark Corp.	770	$55,051
Kraft Foods, Inc., Class A	1,542	55,756
Kroger Co./The	2,366	54,850
Lorillard, Inc.	504	56,271
McCormick & Co., Inc.	1,112	54,162
Mead Johnson Nutrition Co.	778	58,622
Molson Coors Brewing Co., Class B	1,363	55,323
PepsiCo, Inc.	861	55,102
Philip Morris International, Inc.	768	58,542
Procter & Gamble Co.	1,673	108,007
Reynolds American, Inc.	1,403	58,747
Safeway, Inc.	2,757	55,131
Sara Lee Corp.	2,942	55,771
SUPERVALU, Inc.	6,810	50,052
Sysco Corp.	1,961	55,955
Tyson Foods, Inc., Class A	2,807	56,541
Walgreen Co.	1,683	56,740
Wal-Mart Stores, Inc.	933	54,982
Whole Foods Market, Inc.	812	55,329

		2,394,455

Energy – 9.7%
Alpha Natural Resources, Inc. *	2,156	51,737
Anadarko Petroleum Corp.	704	57,185
Apache Corp.	546	54,312
Baker Hughes, Inc.	972	53,060
Cabot Oil & Gas Corp.	653	57,887
Cameron International Corp. *	1,111	59,992
Chesapeake Energy Corp.	2,124	53,821
Chevron Corp.	526	54,089
ConocoPhillips	781	55,701
Consol Energy, Inc.	1,330	55,394
Denbury Resources, Inc. *	3,315	56,026
Devon Energy Corp.	827	54,111
Diamond Offshore Drilling, Inc.	858	51,633
El Paso Corp.	2,245	56,147

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Energy – (continued)
EOG Resources, Inc.	555	$57,621
EQT Corp.	882	54,708
Exxon Mobil Corp.	708	56,947
FMC Technologies, Inc. *	1,196	62,607
Halliburton Co.	1,493	54,937
Helmerich & Payne, Inc.	1,042	59,361
Hess Corp.	882	53,143
Marathon Oil Corp.	2,038	56,979
Murphy Oil Corp.	1,016	56,808
Nabors Industries Ltd. *	2,846	51,059
National Oilwell Varco, Inc.	814	58,368
Newfield Exploration Co. *	1,344	61,558
Noble Energy, Inc.	612	60,193
Occidental Petroleum Corp.	568	56,132
Peabody Energy Corp.	1,386	54,376
Pioneer Natural Resources Co.	616	58,227
QEP Resources, Inc.	1,560	50,921
Range Resources Corp.	792	56,768
Rowan Cos., Inc. *	1,591	53,946
Schlumberger Ltd.	747	56,300
Southwestern Energy Co. *	1,349	51,344
Spectra Energy Corp.	1,894	55,708
Sunoco, Inc.	1,534	59,517
Tesoro Corp. *	1,991	47,568
Valero Energy Corp.	2,194	48,851
Williams Cos., Inc./The	1,838	59,328

		2,224,370

Financials – 8.2%
ACE Ltd.	397	27,611
Aflac, Inc.	640	27,800
Allstate Corp./The	1,066	28,546
American Express Co.	575	27,631
American International Group, Inc.*	1,227	28,597
Ameriprise Financial, Inc.	618	28,372

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Financials – (continued)
AON Corp.	594	$27,306
Assurant, Inc.	725	28,465
Bank of America Corp.	4,614	25,103
Bank of Montreal	510	29,926
Bank of New York Mellon Corp./The	1,362	26,503
BB&T Corp.	1,218	28,224
Berkshire Hathaway, Inc., Class B *	371	29,205
Capital One Financial Corp.	633	28,255
CBRE Group, Inc. *	1,742	29,287
Charles Schwab Corp./The	2,331	27,879
Chubb Corp./The	421	28,370
Cincinnati Financial Corp.	981	29,101
Citigroup, Inc.	986	27,089
CME Group, Inc.	107	26,628
Comerica, Inc.	1,085	27,363
Discover Financial Services	1,175	27,994
E*Trade Financial Corp. *	2,932	26,917
Federated Investors, Inc., Class B	1,615	25,633
Fifth Third Bancorp	2,359	28,524
First Horizon National Corp.	3,966	30,540
Franklin Resources, Inc.	271	27,289
Genworth Financial, Inc., Class A *	4,252	28,023
Goldman Sachs Group, Inc./The	284	27,189
Hartford Financial Services Group, Inc./The	1,648	29,273
Hudson City Bancorp, Inc.	4,880	27,280
IntercontinentalExchange, Inc. *	224	27,284
Invesco Ltd.	1,439	29,143
Janus Capital Group, Inc.	4,499	29,697
JPMorgan Chase & Co.	865	26,776
KeyCorp	3,924	28,603
Legg Mason, Inc.	1,095	29,060
Leucadia National Corp.	1,197	28,041
Lincoln National Corp.	1,471	29,682
Loews Corp.	729	28,005
M&T Bank Corp.	393	28,697

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Financials – (continued)
Marsh & McLennan Cos., Inc.	927	$27,991
MetLife, Inc.	868	27,331
Moody’s Corp.	825	28,623
Morgan Stanley	1,773	26,226
NASDAQ OMX Group, Inc./The *	1,099	28,853
Northern Trust Corp.	721	27,138
NYSE Euronext	1,048	29,941
People’s United Financial, Inc.	2,256	28,085
PNC Financial Services Group, Inc.	530	28,732
Principal Financial Group, Inc.	1,196	28,852
Progressive Corp./The	1,441	27,168
Prudential Financial, Inc.	532	26,941
Regions Financial Corp.	6,810	27,988
SLM Corp.	2,039	26,266
State Street Corp.	704	27,909
SunTrust Banks, Inc.	1,475	26,737
T. Rowe Price Group, Inc.	535	30,374
Torchmark Corp.	672	28,639
Travelers Cos., Inc./The	489	27,531
U.S. Bancorp	1,108	28,724
Unum Group	1,287	28,981
Ventas, Inc.	532	28,082
Wells Fargo & Co.	1,111	28,743
Weyerhaeuser Co.	1,690	28,375
XL Group PLC	1,381	28,477
Zions Bancorp.	1,145	18,422

		1,872,040

Health Care – 10.0%
Abbott Laboratories	869	47,420
Aetna, Inc.	1,159	48,449
Agilent Technologies, Inc. *	1,257	47,154
Allergan, Inc.	556	46,518
AmerisourceBergen Corp.	1,204	44,735
Amgen, Inc.	800	46,299

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Health Care – (continued)
Baxter International, Inc.	859	$44,392
Becton, Dickinson & Co.	631	46,527
Biogen Idec, Inc. *	408	46,923
Boston Scientific Corp. *	7,834	46,221
Bristol-Myers Squibb Co.	1,481	48,470
C.R. Bard, Inc.	527	45,957
Cardinal Health, Inc.	1,069	45,389
CareFusion Corp. *	1,878	46,537
Celgene Corp. *	718	45,295
Cerner Corp. *	722	43,998
CIGNA Corp.	1,080	47,766
Coventry Health Care, Inc. *	1,464	46,758
DaVita, Inc. *	629	47,898
DENTSPLY International, Inc.	1,292	46,658
Eli Lilly & Co.	1,229	46,512
Express Scripts, Inc. *	992	45,283
Forest Laboratories, Inc. *	1,541	46,181
Gilead Sciences, Inc. *	1,149	45,793
Hospira, Inc. *	1,447	40,784
Humana, Inc.	536	47,518
Intuitive Surgical, Inc. *	107	46,417
Johnson & Johnson	716	46,334
Laboratory Corp. of America Holdings*	564	48,303
Life Technologies Corp. *	1,155	44,716
McKesson Corp.	568	46,224
Medco Health Solutions, Inc. *	815	46,159
Medtronic, Inc.	1,328	48,395
Merck & Co., Inc.	1,319	47,144
Mylan Laboratories, Inc. *	2,519	49,199
Patterson Cos., Inc.	1,536	46,333
PerkinElmer, Inc.	2,346	44,391
Pfizer, Inc.	2,331	46,785
Quest Diagnostics, Inc.	811	47,572
St. Jude Medical, Inc.	1,201	46,150
Stryker Corp.	955	46,647

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Health Care – (continued)
Tenet Healthcare Corp. *	9,166	$42,624
Thermo Fisher Scientific, Inc. *	959	45,298
UnitedHealth Group, Inc.	1,000	48,757
Varian Medical Systems, Inc. *	804	50,032
Waters Corp. *	587	46,926
Watson Pharmaceutical, Inc. *	776	50,145
WellPoint, Inc.	676	47,707
Zimmer Holdings, Inc. *	869	43,904

		2,277,597

Industrials – 10.2%
3M Co.	484	39,197
Avery Dennison Corp.	1,516	39,740
Boeing Co./The	597	41,011
Caterpillar, Inc.	424	41,476
CH Robinson Worldwide, Inc.	571	39,094
Cintas Corp.	1,346	40,929
CSX Corp.	1,801	39,108
Cummins, Inc.	399	38,394
Danaher Corp.	795	38,485
Deere & Co.	531	42,105
Dover Corp.	719	39,522
Dun & Bradstreet Corp.	585	40,904
Eaton Corp.	882	39,600
Emerson Electric Co.	765	39,970
Equifax, Inc.	1,096	40,717
Exelis, Inc.	1	8
Expeditors International of Washington, Inc.	869	37,831
Fastenal Co.	970	40,403
FedEx Corp.	486	40,345
Flowserve Corp.	406	41,720
Fluor Corp.	719	39,401
Fortune Brands Home & Security, Inc. (a) *	0	1
General Dynamics Corp.	615	40,605
General Electric Co.	2,406	38,287

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Industrials – (continued)
Goodrich Corp.	317	$38,674
Honeywell International, Inc.	718	38,854
Illinois Tool Works, Inc.	831	37,769
Ingersoll-Rand PLC	1,279	42,376
Iron Mountain, Inc.	1,297	39,389
ITT Corp.	1,993	40,195
Jacobs Engineering Group, Inc. *	1,012	42,031
L-3 Communications Holdings, Inc.	561	37,187
Lockheed Martin Corp.	505	39,448
Masco Corp.	4,212	40,355
Norfolk Southern Corp.	528	39,854
Northrop Grumman Corp.	662	37,768
PACCAR, Inc.	912	37,014
Pall Corp.	765	41,683
Parker Hannifin Corp.	470	38,893
Pitney Bowes, Inc.	2,013	37,503
Precision Castparts Corp.	233	38,400
Quanta Services, Inc. *	1,953	40,215
R.R. Donnelley & Sons Co.	2,444	36,706
Raytheon Co.	863	39,345
Republic Services, Inc., Class A	1,416	38,862
Robert Half International, Inc.	1,475	39,067
Rockwell Collins, Inc.	700	38,410
Rockwell International Corp.	530	39,778
Roper Industries, Inc.	468	39,832
Ryder System, Inc.	772	40,384
Snap-on, Inc.	710	36,424
Southwest Airlines Co.	4,732	39,652
Stanley Black & Decker, Inc.	430	28,116
Stericycle, Inc. *	488	39,542
Textron, Inc.	2,108	40,963
Tyco International Ltd.	866	41,531
Union Pacific Corp.	388	40,149
United Parcel Service, Inc., Class B	807	57,902

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Industrials – (continued)
United Technologies Corp.	500	$38,270
W.W. Grainger, Inc.	220	41,065
Waste Management, Inc.	1,243	38,919
Xylem, Inc.	1	22

		2,341,400

Information Technology – 9.2%
Adobe Systems, Inc. *	1,019	27,943
Advanced Micro Devices, Inc. *	5,211	29,649
Akamai Technologies, Inc. *	994	28,738
Altera Corp.	778	29,304
Amphenol Corp.	621	28,164
Analog Devices, Inc.	795	27,731
Apple, Inc. *	138	52,744
Applied Materials, Inc.	2,327	25,083
Autodesk, Inc. *	863	29,397
Automatic Data Processing, Inc.	559	28,566
BMC Software, Inc. *	792	28,239
Broadcom Corp., Class A *	848	25,723
CA, Inc.	1,342	28,448
Cisco Systems, Inc.	1,532	28,554
Citrix Systems, Inc. *	404	28,863
Cognizant Technology Solutions Corp., Class A *	427	28,743
Computer Sciences Corp.	1,099	26,840
Compuware Corp. *	3,483	28,770
Corning, Inc.	1,972	26,166
Dell, Inc. *	1,909	30,083
eBay, Inc. *	921	27,263
Electronic Arts, Inc. *	1,210	28,060
EMC Corp. *	1,192	27,421
F5 Networks, Inc. *	267	30,192
Fidelity National Information Services, Inc.	1,138	27,411
First Solar, Inc. *	652	31,225
Fiserv, Inc. *	500	28,809
FLIR Systems, Inc.	1,117	30,013

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Information Technology – (continued)
Google, Inc., Class A *	111	$66,532
Harris Corp.	767	27,307
Hewlett-Packard Co.	1,076	30,079
Intel Corp.	1,195	29,776
International Business Machines Corp.	156	29,385
Intuit, Inc.	543	28,883
Jabil Circuit, Inc.	1,411	28,608
JDS Uniphase Corp. *	2,453	26,929
Juniper Networks, Inc. *	1,220	27,701
KLA-Tencor Corp.	624	28,753
Lexmark International, Inc., Class A	861	28,805
Linear Technology Corp.	902	27,632
LSI Corp. *	4,967	27,917
MasterCard, Inc., Class A	82	30,571
MEMC Electronic Materials, Inc. *	6,121	25,526
Microchip Technology, Inc.	802	27,997
Micron Technology, Inc. *	5,452	32,655
Microsoft Corp.	1,088	27,820
Molex, Inc.	1,171	29,201
Monster Worldwide, Inc. *	3,308	24,184
NetApp, Inc. *	689	25,368
Novellus Systems, Inc. *	837	28,978
NVIDIA Corp. *	2,002	31,297
Oracle Corp.	898	28,166
Paychex, Inc.	1,002	29,171
QLogic Corp. *	1,968	29,364
QUALCOMM, Inc.	518	28,375
Red Hat, Inc. *	587	29,387
SAIC, Inc. *	2,323	27,994
Salesforce.com, Inc. *	224	26,554
SanDisk Corp. *	583	28,737
Symantec Corp. *	1,715	28,041
Tellabs, Inc.	6,600	26,200
Teradata Corp. *	520	28,211
Teradyne, Inc. *	2,071	27,877

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Information Technology – (continued)
Texas Instruments, Inc.	941	$28,323
Total System Services, Inc.	1,452	29,098
VeriSign, Inc. *	883	29,643
Visa, Inc., Class A	307	29,733
Western Digital Corp. *	1,115	32,413
Western Union Co./The	1,692	29,515
Xerox Corp.	3,502	28,543
Xilinx, Inc.	895	29,265
Yahoo!, Inc. *	1,789	28,107

		2,112,763

Materials – 9.8%
Air Products & Chemicals, Inc.	874	73,168
Airgas, Inc.	1,036	79,746
AK Steel Holding Corp.	8,603	72,781
Alcoa, Inc.	7,150	71,639
Allegheny Technologies, Inc.	1,553	77,996
Ball Corp.	2,122	74,494
Bemis Co. Inc.	2,578	76,011
CF Industries Holdings, Inc.	441	61,592
Cliffs Natural Resources, Inc.	1,104	74,896
Dow Chemical Co./The	2,697	74,748
Du Pont (E.I.) de Nemours & Co.	1,537	73,340
Eastman Chemical Co.	1,832	72,576
Ecolab, Inc.	1,342	76,524
FMC Corp.	898	75,352
Freeport-McMoRan Copper & Gold, Inc., Class B	1,877	74,316
International Flavors & Fragrances, Inc.	1,351	73,289
International Paper Co.	2,582	73,335
MeadWestvaco Corp.	2,599	77,584
Monsanto Co.	1,000	73,461
Newmont Mining Corp.	1,066	73,404
Nucor Corp.	1,929	76,075
Owens-Illinois, Inc. *	3,699	72,235
PPG Industries, Inc.	848	74,402

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Materials – (continued)
Praxair, Inc.	732	$74,696
Sealed Air Corp.	4,166	73,412
Sherwin-Williams Co./The	851	73,891
Sigma-Aldrich Corp.	1,173	76,036
Titanium Metals Corp.	4,803	74,824
United States Steel Corp.	2,888	78,842
Vulcan Materials Co.	2,449	79,451

		2,234,116

Real Estate Investment Trusts – 1.6%
Apartment Investment & Management Co., Class A	1,246	27,143
AvalonBay Communities, Inc.	224	28,026
Boston Properties, Inc.	296	28,257
Equity Residencial	492	27,161
HCP, Inc.	758	29,295
Health Care REIT, Inc.	577	28,925
Host Hotels & Resorts, Inc.	2,086	29,520
Kimco Realty Corp.	1,728	27,253
Plum Creek Timber Co., Inc.	772	28,424
ProLogis, Inc.	1,026	28,537
Public Storage, Inc.	227	29,967
Simon Property Group, Inc.	224	27,872
Vornado Realty Trust	359	26,699

		367,079

Telecommunication Services – 1.1%
American Tower Corp., Class A *	502	29,621
AT&T, Inc.	974	28,233
CenturyLink, Inc.	771	28,918
Frontier Communications Corp.	5,071	29,006
MetroPCS Communications, Inc. *	3,331	27,910
Sprint Nextel Corp. *	10,025	27,067
Verizon Communications, Inc.	1,408	53,124
Windstream Corp.	2,400	28,222

		252,101

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Utilities – 10.4%
AES Corp./The *	6,100	$73,690
Ameren Corp.	2,139	72,328
American Electric Power Co., Inc.	1,797	71,304
CenterPoint Energy, Inc.	3,552	70,686
CMS Energy Corp.	3,365	70,388
Consolidated Edison, Inc.	908	53,953
Constellation Energy Group, Inc.	1,723	69,185
Dominion Resources, Inc., Class A	1,358	70,100
DTE Energy Co.	1,362	71,696
Duke Energy Corp.	3,364	70,148
Edison International	1,732	68,075
Entergy Corp.	1,014	71,346
Exelon Corp.	1,561	69,172
FirstEnergy Corp.	3,088	137,317
Integrys Energy Group, Inc.	1,358	69,914
NextEra Energy, Inc.	1,257	69,716
Nicor, Inc.	1,255	70,431
NiSource, Inc.	3,222	73,821
Northeast Utilities	2,040	70,608
NRG Energy, Inc. *	3,188	62,740
Oneok, Inc.	807	67,110
Pepco Holdings, Inc.	3,577	70,753
PG&E Corp.	1,731	67,237
Pinnacle West Capital Corp.	1,514	71,761
PPL Corp.	2,326	69,841
Progress Energy, Inc.	1,317	71,597
Public Service Enterprise Group, Inc.	2,069	68,137
SCANA Corp.	1,654	72,155
Sempra Energy	1,311	69,720
Southern Co./The	1,599	70,206
TECO Energy, Inc.	3,812	71,581

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Utilities – (continued)
Wisconsin Energy Corp.	2,140	$70,995
Xcel Energy, Inc.	2,785	73,215

		2,370,926

TOTAL COMMON STOCKS (Cost $20,128,713)		20,649,404

Exchange-Traded Funds – 2.9%
ProShares UltraPro S&P 500 Fund	8,906	524,296
SPDR S&P 500 ETF Trust	1,173	146,754

TOTAL EXCHANGE-TRADED FUNDS (Cost $605,523)		671,050

Cash Equivalents – 5.7%
FOLIOfn Investments Cash Account, 0.00% (b)	228	228
FOLIOfn Investments Sweep Account, 0.04% (b)	1,294,743	1,294,743

TOTAL CASH EQUIVALENTS (Cost $1,294,971)		1,294,971

TOTAL INVESTMENTS (Cost $22,029,207) – 98.9%		$22,615,425

Other assets in excess of liabilities – 1.1%		254,027

NET ASSETS – 100.0%		$22,869,452

(a)	Shares round to less than a half of a share.
(b)	Rate disclosed is the seven day yield as of November 30, 2011.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments

November 30, 2011

(Unaudited)

	Shares	Value

Common Stocks – 92.2%

Consumer Discretionary – 11.0%
99 Cents Only Stores *	1,400	$30,583
Aaron’s, Inc.	1,218	32,021
Advance Auto Parts, Inc.	434	30,034
Aeropostale, Inc. *	1,855	28,767
American Eagle Outfitters, Inc.	2,249	31,280
American Greetings Corp., Class A	1,941	32,982
ANN, Inc. *	1,220	28,627
Ascena Retail Group, Inc. *	1,077	29,635
Bally Technologies, Inc. *	855	32,792
Barnes & Noble, Inc. *	2,150	37,499
Bob Evans Farms, Inc.	909	30,431
BorgWarner, Inc. *	455	29,963
Boyd Gaming Corp. *	4,841	32,435
Brinker International, Inc.	1,356	32,645
Career Education Corp. *	3,854	27,209
Cheesecake Factory, Inc./The *	1,128	31,977
Chico’s FAS, Inc.	2,503	26,035
Collective Brands, Inc. *	2,082	29,046
Deckers Outdoor Corp. *	288	31,417
Dick’s Sporting Goods, Inc.	782	30,746
Dillard’s, Inc., Class A	2,143	100,721
Dollar Tree, Inc. *	383	31,223
Domino’s Pizza, Inc. *	3,345	110,184
DreamWorks Animation SKG, Inc. *	1,636	30,373
Eastman Kodak Co. *	27,482	29,680
Foot Locker, Inc.	1,367	32,253
Fossil, Inc. *	330	29,572
Gentex Corp.	1,059	31,212
Guess?, Inc.	1,003	28,209
Hanesbrands, Inc. *	1,362	33,558
Harte-Hanks, Inc.	3,414	31,072
International Speedway Corp.	1,280	31,480
ITT Educational Services, Inc. *	506	27,817

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Consumer Discretionary – (continued)
John Wiley & Sons, Inc.	628	$30,226
KB Home	4,239	31,154
Lamar Advertising Co., Class A *	1,231	29,907
Life Time Fitness, Inc. *	734	29,877
LKQ Corp. *	1,048	32,007
Matthews International Corp.	865	28,677
MDC Holdings, Inc.	1,737	31,005
Meredith Corp.	1,134	32,887
Mohawk Industries, Inc. *	578	31,513
New York Times Co./The, Class A *	4,319	31,439
NVR, Inc. *	47	31,405
Office Depot, Inc. *	12,928	29,087
Panera Bread Co., Class A *	227	32,618
PetSmart, Inc.	647	31,235
Polaris Industries, Inc.	487	29,258
PVH Corp.	437	29,640
Regis Corp.	1,826	29,610
Rent-A-Center, Inc.	845	30,377
Ryland Group, Inc./The	2,275	34,218
Saks, Inc. *	3,029	28,838
Scholastic Corp.	1,140	30,856
Scientific Games Corp., Class A *	3,597	30,931
Service Corp. International	2,962	30,365
Sotheby’s	923	29,001
Strayer Education, Inc.	334	32,485
Thor Industries, Inc.	1,175	28,433
Toll Brothers, Inc. *	1,619	32,883
Tractor Supply Co.	416	30,068
Tupperware Brands Corp.	557	32,461
Under Armour, Inc., Class A *	371	30,209
Warnaco Group, Inc./The *	616	31,241
Wendy’s Co./The	5,796	28,748
Williams-Sonoma, Inc.	821	30,995
WMS Industries, Inc. *	1,654	34,686

		2,211,818

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Consumer Staples – 10.2%
Church & Dwight Co., Inc.	3,756	$166,199
Corn Products International, Inc.	3,237	168,274
Energizer Holdings, Inc. *	2,354	170,143
Flowers Foods, Inc.	7,898	156,146
Green Mountain Coffee Roasters, Inc. *	3,823	200,440
Hansen Natural Corp. *	1,814	167,271
Lancaster Colony Corp.	2,406	169,412
Ralcorp Holding, Inc. *	2,079	169,038
Ruddick Corp.	3,905	155,601
Smithfield Foods, Inc. *	7,383	180,821
Tootsie Roll Industries, Inc.	6,834	164,768
Universal Corp.	3,736	177,025

		2,045,138

Energy – 9.9%
Arch Coal, Inc.	4,665	76,465
Atwood Oceanics, Inc. *	1,841	75,492
Bill Barrett Corp. *	1,971	76,886
Carbo Ceramics, Inc.	529	75,284
Cimarex Energy Co.	1,219	81,760
Comstock Resources, Inc. *	4,320	71,842
Dresser-Rand Group, Inc. *	1,579	82,194
Dril-Quip, Inc. *	1,178	83,774
Energen Corp.	1,579	80,094
Exterran Holdings, Inc. *	6,764	77,519
Forest Oil Corp. *	5,326	85,430
Helix Energy Solutions Group, Inc. *	4,507	79,949
Lone Pine Resources, Inc. (a) *	0	2
Northern Oil and Gas, Inc. *	3,526	86,353
Oceaneering International, Inc.	1,806	85,911
Oil States International, Inc. *	1,063	80,027
Overseas Shipholding Group, Inc.	5,799	61,182
Patriot Coal Corp. *	7,245	75,425
Patterson-UTI Energy, Inc.	3,657	76,866
Plains Exploration & Production Co. *	2,269	80,726
Quicksilver Resources, Inc. *	10,641	86,195

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Energy – (continued)
SM Energy Co.	973	$77,320
Southern Union Co.	1,865	76,894
Superior Energy Services, Inc. *	2,735	81,259
Tidewater, Inc.	1,645	82,923
Unit Corp. *	1,530	77,440

		1,975,212

Financials – 7.0%
Affiliated Managers Group, Inc. *	294	27,763
American Financial Group, Inc.	733	26,373
Apollo Investment Corp.	3,445	24,838
Arthur J Gallagher & Co.	854	26,461
Aspen Insurance Holdings Ltd.	1,026	27,203
Associated Banc-Corp.	2,470	25,685
Astoria Financial Corp.	3,410	25,711
BancorpSouth, Inc.	2,654	26,008
Bank of Hawaii Corp.	625	26,594
Brown & Brown, Inc.	1,214	25,325
Cathay General Bancorp	1,967	27,281
City National Corp.	625	26,499
Commerce Bancshares, Inc.	714	26,586
Cullen/Frost Bankers, Inc.	517	26,137
East West Bancorp, Inc.	1,365	26,713
Eaton Vance Corp.	1,051	25,256
Equity One, Inc.	1,599	26,722
Everest Re Group Ltd.	290	25,402
Fidelity National Financial, Inc., Class A	1,717	27,244
First American Financial Corp.	2,241	25,992
First Niagara Financial Group, Inc.	2,986	26,273
FirstMerit Corp.	1,823	26,628
Fulton Financial Corp.	2,855	26,725
Greenhill & Co., Inc.	712	27,474
Hancock Holding Co.	872	26,634
Hanover Insurance Group, Inc.	711	25,640
HCC Insurance Holdings, Inc.	977	26,250

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Financials – (continued)
International Bancshares Corp.	1,532	$27,395
Jefferies Group, Inc.	2,358	26,972
Jones Lang LaSalle, Inc.	441	28,409
Kemper Corp.	1,007	27,743
Mercury General Corp.	617	27,772
MSCI, Inc., Class A *	779	26,297
New York Community Bancorp, Inc.	2,194	26,411
Old Republic International Corp.	3,172	26,070
Prosperity Bancshares, Inc.	699	27,962
Protective Life Corp.	1,288	28,579
Raymond James Financial, Inc.	895	26,694
Reinsurance Group of America, Inc.	517	26,625
SEI Investments Co.	1,640	27,549
StanCorp Financial Group, Inc.	805	28,388
SVB Financial Group *	581	27,312
Synovus Financial Corp.	17,820	26,552
TCF Financial Corp.	2,481	24,960
Transatlantic Holdings, Inc.	485	26,490
Trustmark Corp.	1,194	26,708
Valley National Bancorp	2,244	26,476
Ventas, Inc.	502	26,473
Waddell & Reed Financial, Inc., Class A	965	26,239
Washington Federal, Inc.	1,966	25,577
Webster Financial Corp.	1,399	27,568
Westamerica Bancorp	603	27,695
WR Berkley Corp.	753	25,684

		1,412,017

Health Care – 10.7%
Allscripts Healthcare Solutions, Inc. *	2,755	53,619
Bio-Rad Laboratories, Inc., Class A *	565	53,275
Catalyst Health Solutions, Inc. *	1,166	60,637
Charles River Laboratories International, Inc. *	1,932	54,783
Community Health Systems, Inc. *	2,786	55,356
Cooper Cos., Inc./The	842	51,611

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Health Care – (continued)
Covance, Inc. *	1,187	$54,500
Endo Pharmaceuticals Holdings, Inc. *	1,765	60,433
Gen-Probe, Inc. *	922	58,075
Health Management Associates, Inc. *	6,357	52,255
Health Net, Inc. *	1,946	60,597
Henry Schein, Inc. *	866	55,686
Hill-Rom Holdings, Inc.	1,709	53,989
Hologic, Inc. *	3,296	58,046
IDEXX Laboratories, Inc. *	782	58,800
Kindred Healthcare, Inc. *	5,040	62,493
LifePoint Hospitals, Inc. *	1,476	57,921
Lincare Holdings, Inc.	2,404	56,985
Masimo Corp. *	2,523	52,129
Medicis Pharmaceutical Corp., Class A	1,556	50,818
Mednax, Inc. *	820	55,270
Mettler-Toledo International, Inc.*	353	56,446
Omnicare, Inc.	1,876	61,183
Orthofix International NV *	2,660	91,158
Owens & Minor, Inc.	1,872	57,663
Perrigo Co.	622	60,874
Pharmaceutical Product Development, Inc.	1,697	56,354
ResMed, Inc. *	2,006	52,263
STERIS Corp.	1,953	58,717
Techne Corp.	844	56,969
Teleflex, Inc.	957	58,260
Thoratec Corp. *	1,910	58,108
United Therapeutics Corp. *	1,342	54,888
Universal Health Services, Inc., Class B	1,358	54,633
VCA Antech, Inc. *	2,907	57,151
Vertex Pharmaceuticals, Inc. *	2,110	61,169
WellCare Health Plans, Inc. *	1,054	61,611

		2,134,725

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Industrials – 10.6%
Acuity Brands, Inc.	706	$35,480
AECOM Technology Corp. *	1,538	32,981
AGCO Corp. *	686	31,395
Alaska Air Group, Inc. *	474	32,890
Alexander & Baldwin, Inc.	800	30,320
Alliant Techsystems, Inc.	525	30,885
AMETEK, Inc.	773	33,130
BE Aerospace, Inc. *	806	31,391
Brink’s Co./The	1,189	29,278
Carlisle Cos., Inc.	722	32,183
Clean Harbors, Inc. *	549	32,927
Con-way, Inc.	1,103	30,991
Copart, Inc. *	729	32,747
Corporate Executive Board Co./The	840	32,906
Corrections Corp. of America *	1,432	30,072
Crane Co.	697	33,465
Deluxe Corp.	1,353	30,923
Donaldson Co., Inc.	473	32,314
FTI Consulting, Inc. *	751	32,230
Gardner Denver, Inc.	403	34,508
GATX Corp.	779	33,241
Graco, Inc.	728	31,302
Granite Construction, Inc.	1,274	31,714
Harsco Corp.	1,473	30,412
Herman Miller, Inc.	1,535	33,149
HNI Corp.	1,300	34,062
Hubbell, Inc., Class B	501	32,795
Huntington Ingalls Industries, Inc. *	1,018	32,318
IDEX Corp.	892	32,523
JB Hunt Transport Services, Inc.	752	34,381
JetBlue Airways Corp. *	7,725	31,828
Kansas City Southern *	486	33,064
KBR, Inc.	1,164	33,643
Kennametal, Inc.	811	30,921
Kirby Corp. *	499	32,044

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Industrials – (continued)
Korn/Ferry International *	1,994	$33,563
Landstar System, Inc.	697	32,270
Lennox International, Inc.	977	32,365
Lincoln Electric Holdings, Inc.	850	33,575
Manpower, Inc.	801	29,334
Mine Safety Appliances Co.	951	33,505
MSC Industrial Direct Co., Inc., Class A	461	32,022
Nordson Corp.	701	32,977
Oshkosh Corp. *	1,484	30,458
Pentair, Inc.	860	32,700
Regal-Beloit Corp.	612	32,210
Rollins, Inc.	1,469	32,606
Shaw Group, Inc./The *	1,303	32,337
SPX Corp.	547	34,691
Terex Corp. *	2,004	30,927
Thomas & Betts Corp. *	628	32,679
Timken Co.	733	30,776
Towers Watson & Co.	490	31,930
Trinity Industries, Inc.	1,092	31,213
Triumph Group, Inc.	567	33,730
United Rentals, Inc. *	1,250	35,173
URS Corp. *	923	33,351
UTI Worldwide, Inc.	2,187	34,032
Valmont Industries, Inc.	374	31,842
Wabtec Corp	471	32,177
Waste Connections, Inc.	2,629	86,152
Watsco, Inc.	505	32,095
Werner Enterprises, Inc.	1,309	30,679
Woodward, Inc.	857	36,306

		2,128,088

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Information Technology – 9.2%
ACI Worldwide, Inc. *	1,001	$30,105
Acxiom Corp. *	2,370	29,484
ADTRAN, Inc.	932	30,772
Advent Software, Inc. *	1,118	30,199
Alliance Data Systems Corp. *	298	30,471
ANSYS, Inc. *	523	32,393
AOL, Inc. *	1,985	28,466
Arrow Electronics, Inc. *	868	31,742
Atmel Corp. *	3,123	27,704
Avnet, Inc. *	1,008	30,023
Broadridge Financial Solutions, Inc.	1,388	31,331
Cadence Design Systems, Inc. *	2,715	29,698
Ciena Corp. *	2,322	28,118
Concur Technologies, Inc. *	631	29,814
Convergys Corp. *	2,595	33,527
CoreLogic, Inc. *	2,228	29,592
Cree, Inc. *	1,065	26,501
Cypress Semiconductor Corp. *	1,631	31,094
Diebold, Inc.	956	28,844
Digital River, Inc. *	1,771	28,325
DST Systems, Inc.	628	29,871
Equinix, Inc. *	326	32,644
Factset Research Systems, Inc.	312	29,106
Fair Isaac Corp.	882	32,061
Fairchild Semiconductor International, Inc. *	2,159	27,955
Gartner, Inc. *	786	29,740
Global Payments, Inc.	667	29,517
Informatica Corp. *	663	29,794
Ingram Micro, Inc., Class A *	1,650	29,710
Integrated Device Technology, Inc. *	5,097	29,564
International Rectifier Corp. *	1,365	28,710
Intersil Corp., Class A	2,714	28,846
Itron, Inc. *	833	29,512
Jack Henry & Associates, Inc.	929	30,856
Lam Research Corp. *	711	28,977

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Information Technology – (continued)
Lender Processing Services, Inc.	1,565	$29,676
Mantech International Corp., Class A	921	31,114
Mentor Graphics Corp. *	2,757	35,127
MICROS Systems, Inc. *	633	29,851
National Instruments Corp.	1,163	30,589
NCR Corp. *	1,652	28,895
NeuStar, Inc., Class A *	919	31,017
Parametric Technology Corp. *	1,442	30,047
Plantronics, Inc.	924	31,854
Polycom, Inc. *	1,658	28,018
QLogic Corp. *	2,081	31,044
Quest Software, Inc. *	1,590	28,734
Rackspace Hosting, Inc. *	711	30,843
RF Micro Devices, Inc. *	4,358	27,148
Riverbed Technology, Inc. *	1,066	27,704
Rovi Corp. *	1,072	29,745
Semtech Corp. *	1,293	30,002
Silicon Laboratories, Inc. *	724	31,305
Skyworks Solutions, Inc. *	1,561	25,466
Solera Holdings, Inc.	609	28,828
Synopsys, Inc. *	1,118	31,280
Tech Data Corp. *	633	31,138
TIBCO Software, Inc. *	1,069	29,279
Trimble Navigation Ltd. *	726	31,268
ValueClick, Inc. *	1,817	28,093
Vishay Intertechnology, Inc. *	2,867	28,359
Zebra Technologies Corp., Class A *	833	31,528

		1,853,018

Materials – 10.2%
Albemarle Corp.	1,340	73,085
AptarGroup, Inc.	1,478	75,084
Ashland, Inc.	1,357	75,456
Cabot Corp.	2,298	76,245
Carpenter Technology Corp.	1,328	71,878

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Materials – (continued)
Commercial Metals Co.	5,561	$77,746
Compass Minerals International, Inc.	911	69,795
Cytec Industries, Inc.	1,555	73,326
Domtar Corp.	878	68,986
Greif, Inc., Class A	1,474	68,736
Intrepid Potash, Inc. *	2,780	64,389
Louisiana-Pacific Corp. *	10,957	87,440
Martin Marietta Materials, Inc.	947	74,099
Minerals Technologies, Inc.	1,252	72,602
NewMarket Corp.	373	73,865
Olin Corp.	3,727	70,810
Packaging Corp. of America	2,702	70,278
Reliance Steel & Aluminum Co.	1,630	80,058
Rock-Tenn Co., Class A	1,196	69,675
RPM International, Inc.	3,058	72,173
Scotts Miracle-Gro Co., Class A	1,644	72,479
Sensient Technologies Corp.	1,940	73,275
Silgan Holdings, Inc.	1,833	71,358
Sonoco Products Co.	2,210	71,797
Steel Dynamics, Inc.	5,342	70,411
Temple-Inland, Inc.	2,201	70,045
Valspar Corp.	1,996	73,629
Worthington Industries, Inc.	4,192	73,742

		2,042,462

Real Estate Investment Trusts – 3.0%
Alexandria Real Estate Equities, Inc.	390	25,592
BRE Properties, Inc.	547	26,628
Camden Property Trust	445	25,664
Corporate Office Properties Trust	1,126	23,477
Cousins Properties, Inc.	4,180	24,873
Duke Realty Corp.	2,286	26,512
Essex Property Trust, Inc.	194	25,820
Federal Realty Investment Trust	304	26,847
Highwoods Properties, Inc.	902	26,019

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Real Estate Investment Trusts – (continued)
Hospitality Properties Trust	1,220	$26,868
Liberty Property Trust	847	25,241
Macerich Co./The	543	27,205
Mack-Cali Realty Corp.	998	25,429
Omega Healthcare Investors, Inc.	1,543	27,668
Potlatch Corp.	831	26,736
Rayonier, Inc.	644	26,167
Realty Income Corp.	808	27,354
Regency Centers Corp.	702	26,092
Senior Housing Properties Trust	1,259	27,582
SL Green Realty Corp.	397	26,134
Taubman Centers, Inc.	439	27,376
UDR, Inc.	1,087	25,545
Weingarten Realty Investors	1,257	26,007

		602,836

Telecommunication Services – 0.3%
Telephone & Data Systems, Inc.	1,190	32,107
TW Telecom, Inc. *	1,726	32,435

		64,542

Utilities – 10.1%
AGL Resources, Inc. *	2,310	95,229
Alliant Energy Corp.	2,292	96,749
Aqua America, Inc.	4,271	93,527
Atmos Energy Corp.	2,753	94,175
Black Hills Corp.	2,873	94,104
Cleco Corp.	2,660	96,145
Great Plains Energy, Inc.	4,440	93,417
Hawaiian Electric Industries, Inc.	3,634	94,154
IDACORP, Inc.	2,336	95,771
MDU Resources Group, Inc.	4,632	99,440
National Fuel Gas Co.	1,612	93,407
NSTAR	2,112	96,069
NV Energy, Inc.	6,055	92,887

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2011

(Unaudited)

	Shares	Value

Utilities – (continued)
OGE Energy Corp.	1,822	$96,502
Oneok, Inc.	1,425	118,503
PNM Resources, Inc.	5,165	98,700
Questar Corp.	4,874	94,059
UGI Corp.	3,317	99,366
Vectren Corp.	3,262	94,911
Westar Energy, Inc.	3,467	95,754
WGL Holdings, Inc.	2,228	95,495

		2,028,364

TOTAL COMMON STOCKS (Cost $18,309,670)		18,498,220

Exchange-Traded Funds – 2.3%
ProShares UltraPro MidCap 400 Fund *	7,977	465,298

TOTAL EXCHANGE-TRADED FUNDS (Cost $380,321)		465,298

Cash Equivalents – 5.3%
FOLIOfn Investments Cash Account, 0.00% (b)	64	64
FOLIOfn Investments Sweep Account, 0.04% (b)	1,063,634	1,063,634

TOTAL CASH EQUIVALENTS (Cost $1,063,698)		1,063,698

TOTAL INVESTMENTS (Cost $19,753,689) – 99.8%		$20,027,216

Other assets in excess of liabilities – 0.2%		33,086

NET ASSETS – 100.0%		$20,060,302

(a)	Shares round to less than a half of a share.
(b)	Rate disclosed is the seven day yield as of November 30, 2011.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Assets and Liabilities

November 30, 2011

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Assets:
At cost	$22,029,207	$19,753,689

At value	$22,615,425	$20,027,216
Receivable for investment sold	207,834	480,126
Receivable for fund shares sold	28	–
Dividends receivable	56,175	29,231
Prepaid expenses	33,511	33,511

Total assets	22,912,973	20,570,084

Liabilities
Payable to adviser	6,415	3,934
Payable for securities purchased	2,312	1,374
Payable for fund shares redeemed	2,750	472,391
Payable to administrator, fund accountant, and transfer agent	17,996	17,996
Payable to custodian	2,934	2,973
Payable to trustees and officers	456	456
Other accrued expenses	10,658	10,658

Total liabilities	43,521	509,782

Net Assets	$22,869,452	$20,060,302

Net Assets consist of:
Paid in capital	$23,449,098	$20,752,264
Accumulated net investment income	45,933	2,818
Accumulated net realized loss from investment transactions	(1,211,797)	(968,307)
Net unrealized appreciation on investments	586,218	273,527

Net Assets	$22,869,452	$20,060,302

Shares Outstanding (unlimited number of shares authorized, no par value)	1,625,734	1,441,358

Net Asset Value, Offering and Redemption Per Share:	$14.07	$13.92

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Operations

For the period ended November 30, 2011 (a)

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Investment Income
Dividend income (Net of foreign witholding tax of $83, and $0, respectively)	$163,114	$109,628
Interest income	266	255

Total Investment Income	163,380	109,883

Expenses
Investment Adviser fee	83,588	76,223
Transfer agent expenses	17,653	17,653
Administration expenses	14,812	14,812
Registration expenses	10,685	10,685
Fund accounting expenses	9,875	9,875
Offering expense	8,751	8,751
Audit expenses	8,284	8,284
Organizational expense	7,297	7,297
Custodian expenses	5,688	5,688
Legal expenses	4,602	4,602
Trustee expenses	1,841	1,841
Report printing expense	1,610	1,610
Pricing expenses	1,423	1,423
Miscellaneous expenses	920	920
Insurance expense	699	699

Total Expenses	177,728	170,363
Fees waived by Adviser	(60,281)	(63,298)

Net operating expenses	117,447	107,065

Net Investment Income	45,933	2,818

Realized & Unrealized Gain (Loss) on Investments
Net realized loss on investment transactions	(1,211,797)	(968,307)
Net change in unrealized appreciation of investments	586,218	273,527

Net realized and unrealized loss on investments	(625,579)	(694,780)

Net decrease in net assets resulting from operations	$(579,646)	$(691,962)

(a)	For the period June 29, 2011 (commencement of operations) to November 30, 2011.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Changes In Net Assets

For the period ended November 30, 2011 (a)

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Increase to Net Assets due to:
Operations
Net investment income	$45,933	$2,818
Net realized loss on investment transactions	(1,211,797)	(968,307)
Net change in unrealized appreciation of investments	586,218	273,527

Net decrease in net assets resulting from operations	(579,646)	(691,962)

Capital Transactions
Proceeds from shares sold	30,803,310	29,078,595
Amount paid for shares redeemed	(7,354,212)	(8,326,331)

Net increase in net assets resulting from share transactions	23,449,098	20,752,264

Total Increase in Net Assets	22,869,452	20,060,302

Net Assets
Beginning of period	–	–

End of period	$22,869,452	$20,060,302

Accumulated net investment income included in net assets at end of period	$45,933	$2,818

Capital Share Transactions
Shares sold	2,171,740	2,066,577
Shares redeemed	(546,006)	(625,219)

Net increase from capital share transactions	1,625,734	1,441,358

(a)	For the period June 29, 2011 (commencement of operations) to November 30, 2011.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Financial Highlights

For the period ended November 30, 2011 (a)

(For a share outstanding during the period)

(Unaudited)

	Cloud Capital Strategic Large Cap Fund		Cloud Capital Strategic Mid Cap Fund
Selected Per Share Data:
Net asset value, beginning of period	$15.00		$15.00

Income from investment operations:
Net investment income	0.03		–	(b)
Net realized and unrealized loss on investments	(0.96)		(1.08)

Total from investment operations	(0.93)		(1.08)

Net asset value, end of period	$14.07		$13.92

Total Return (c)	(6.20	)% (d)	(7.20	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	22,869		20,060
Ratio of expenses to average net assets	1.40	% (e)	1.40	% (e)
Ratio of expenses to average net assets before waiver	2.13	% (e)	2.23	% (e)
Ratio of net investment loss to average net assets	0.56	% (e)	0.04	% (e)
Ratio of net investment loss to average net assets before waiver	(0.17	)% (e)	(0.79	)% (e)
Portfolio turnover rate	136.59	% (d)	126.33	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to November 30, 2011.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Notes to the Financial Statements

November 30, 2011

(unaudited)

NOTE 1. ORGANIZATION

The Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (collectively the “Funds”) were organized as open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are two of a series of funds authorized by the Trustees. The Funds each offer two share classes, Class A Shares and Institutional Class Shares. The Funds’ Institutional Class Shares commenced operations on June 29, 2011, Class A Shares have not yet commenced operations. The Fund’s investment adviser is Cloud Capital LLC (the “Adviser”). The investment objective of the Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons. The investment objective of the Mid Cap Fund is to consistently deliver excess returns relative to the S&P Mid Cap 400® Index over three- to five-year time horizons.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds makes no provision for federal income or excise tax. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties,

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

New Accounting Pronouncements – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement And Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

common Requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Large Cap Fund’s investments as of November 30, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$20,649,404	$–	$–	$20,649,404
Exchanged - Traded Funds	671,050	–	–	671,050
Cash Equivalents	1,294,971	–	–	1,294,971
Total	$22,615,425	$–	$–	22,615,425

* Refer to the Schedule of Investments for industry classifications.

The Large Cap Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value;

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

therefore, no reconciliation of Level 3 securities is included for this reporting period. The Large Cap Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period. There were no significant transfers between any levels for the period ended November 30, 2011.

The following is a summary of the inputs used to value the Mid Cap Fund’s investments as of November 30, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$18,498,220	$–	$–	$18,498,220
Exchanged - Traded Funds	465,298	–	–	465,298
Cash Equivalents	1,063,698	–	–	1,063,698
Total	$20,027,216	$–	$–	20,027,216

* Refer to the Schedule of Investments for industry classifications.

The Mid Cap Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period. There were no significant transfers between any levels for the period ended November 30, 2011.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight of the Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from June 29, 2011

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

(commencement of operations) to November 30, 2011, the Adviser earned fees of $83,588 from the Large Cap Fund and $76,223 from the Mid Cap Fund before the waivers described below. At November 30, 2011, the Funds owed the Adviser $6,415 and $3,934, respectively, for the excess of management fees earned over expenses waived during the period.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of each Fund until September 30, 2012, so that total annual fund operating expenses do not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). For the period from June 29, 2011 (commencement of operations) to November 30, 2011, the Adviser waived fees of $60,281 to the Large Cap Fund and $63,298 to the Mid Cap Fund.

The waiver and/or reimbursement by the Adviser with respect to the Funds are subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. Fees waived during the period from June 29, 2011 (commencement of operations) to November 30, 2011, totaling $60,281 for the Large Cap Fund and $63,298 for the Mid Cap Fund. These amounts may be subject to potential recoupment by the Adviser.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from June 29, 2011 (commencement of operations) to November 30, 2011, HASI earned fees of $14,812 for the Large Cap Fund and $14,812 for the Mid Cap Fund. At November 30, 2011, HASI was owed $5,125 from the Large Cap Fund and $5,125 from the Mid Cap Fund for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

FOLIOfn Investments, Inc., (the “Custodian”) serves as the Fund’s custodian. For the period from June 29, 2011 (commencement of operations) to November 30, 2011, the

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

custodian earned fees of $5,688 for the Large Cap Fund and $5,688 for the Mid Cap Fund. At November 30, 2011, the custodian was owed $2,934 from the Large Cap Fund and $2,973 from the Mid Cap Fund.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period from June 29, 2011 (commencement of operations) to November 30, 2011, HASI earned fees of $17,653 for the Large Cap Fund and $17,653 for the Mid Cap Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At November 30, 2011, HASI was owed $9,455 from the Large Cap Fund and $9,455 from the Mid Cap Fund for transfer agent services and out-of-pocket expenses.

For the period from June 29, 2011 (commencement of operations) to November 30, 2011, HASI earned fees of $9,875 from the Large Cap Fund and $9,875 from the Mid Cap Fund for fund accounting services. At November 30, 2011, HASI was owed $3,416 from the Large Cap Fund and $3,416 from the Mid Cap Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.40% of the average daily net assets of the Class A Shares of each Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. There were no 12b-1 fees for the period ended November 30, 2011, as the Class A Shares of each Fund have yet to commence operations.

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Funds’ shares. An officer of the Trust is an officer of the Distributor and such person

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

may be deemed to be an affiliate of the Distributor. For the period ended November 30, 2011, there were no sales charges deducted from the proceeds of sales of capital shares, and there were no CDSC fees deducted from the redemption of capital shares.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Fund	Purchases	Sales
Large Cap Fund	$47,528,182	$25,582,168
Mid Cap Fund	41,333,555	21,675,257

At November 30, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Fund	$20,772,191	$2,427,179	$(583,945)	$1,843,234
Mid Cap Fund	18,626,705	2,238,164	(837,653)	1,400,511

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,257,016 for the Large Cap Fund and $1,126,984 for the Mid Cap Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

As of November 30, 2011, FOLIOfn Investments, Inc. (“FOLIOfn”) owned, as record shareholder, 96.90% of the outstanding shares of the Large Cap Fund and 97.21% of the outstanding shares of the Mid Cap Fund. The Trust does not know whether FOLIOfn or any of the accounts having a beneficial interest in accounts of record held by FOLIOfn (the “Underlying Accounts”) hold beneficially 25% or more of the outstanding voting securities of the Fund. Accordingly, it is not known whether either FOLIOfn or any of the Underlying Accounts could be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the period ended November 30, 2011.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 670-2227 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement – (Unaudited)

At a meeting held on March 9-10, 2011, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement between the Trust and Cloud Capital LLC (the “Adviser”). Legal counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Cloud Capital Strategic Large Cap and the Cloud Capital Strategic Mid Cap Fund (the “Funds”). The Board reflected on its discussions with members of the Adviser regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which the Funds were to be managed.

Legal counsel referred the Board to the Board materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial related information, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Funds and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Legal Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement, and outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

1.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Funds including, without limitation: The Adviser’s procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; the efforts of the Adviser during the Funds’ start-up phase, its coordination of services for the Funds among the Funds’ service providers, and the anticipated efforts to promote the Funds, grow their assets, and assist in the distribution of the Funds’ shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. The Board noted that while the Funds had not commenced operations and thus did not have investment performance information to review, that the Board could consider the investment performance of separate accounts managed by the Adviser. The Board concluded that such performance was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser and its financial support arrangements; the projected asset levels of the Funds; the Adviser’s payment of startup costs for the Funds; and the overall anticipated expenses of the Funds, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Funds. The Board compared the expected fees and expenses of the Funds (including the management fee) to other funds comparable to the Funds in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Funds’ anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, the Board considered the Funds’ fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Funds would benefit from the Expense Limitation Agreement until the Adviser’s expenses fell below the expense cap. The Board also noted that the Funds would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that the Funds’ fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.	Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions and other relevant policies described by the Adviser. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board determined that the Advisory Agreement is fair and in the best interests of the Funds and its shareholders and unanimously approved the appointment of the Adviser to serve as the investment Adviser to the Funds under the terms and conditions set forth in the Advisory Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 670-2227 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

John H. Lively, Interim Secretary

INVESTMENT ADVISER

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

FOLIOfn Investments, Inc.

8180 Greensboro Drive

8th Floor

McLean, VA 22102

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

November 30, 2011

LONGVIEW FAMILY OF FUNDS

Longview Global Allocation Fund

Longview Capital Management, LLC

2 Mill Road, Suite 105

Wilmington, Delaware 19806

Toll Free (877) 460 6423

Dear Longview Shareholder,

Enclosed for your review is the semi-annual report for the period from June 27, 2011 (commencement of operations) to November 30, 2011 (“fiscal period”) for the Longview Global Allocation Fund (“Fund”), which is a series of the Valued Adviser Trust. As explained below, the fiscal period ending November 30, 2011 was challenging; the reporting period was dominated by extreme volatility and headline risk rather than fundamentals.

MARKET AND FUNDS PERFORMANCE OVERVIEW

During the fiscal period ended November 30, 2011, the equity market averages experienced negative returns. The S&P 500® Index1 was down 1.61%, the NASDAQ Composite Index1 was down 2.02%, the Russell 2000® Index1 was down 6.99%, MSCI EAFE Index1 was down 11.56%, and the Dow Jones Global Moderate Portfolio Index2 was down 2.71%. During this same period, the Fund was down 12.90% (excluding the impact of sales charges).

During the reporting period, we participated in the significant up trends and avoided most of the down trends. Sharp market gyrations had investors uncertain as to where to focus their attention. The Fund has the flexibility to invest in any asset class, anywhere, and even amid today’s heightened volatility, found no shortage of opportunities.

MARKET OUTLOOK

The past fiscal period has been chaotic and complex for investors. Volatility was extreme, headlines and macro narratives drove the market and governments around the world continue to avoid dealing with their debt issues. We continue to search for clarity, waiting patiently for the cross currents to resolve themselves. Currently, we believe domestic equities appear to be set up for further strength, however we continue to face headwinds, headline shocks can turn violent in the blink of an eye. Being nimble and disciplined will be the keys to success in the coming months.

We do not forecast the market; in fact, we strongly believe no one can. We react to the market using our rules-based, trend-following model. That keeps the subjectivity and human emotion out of our process.

LONGVIEW INVESTMENT PHILOSOPHY

Our Fund is managed using an active or tactical management strategy. Our investment process is driven by a single-minded focus: to add value for our clients. This focus requires us to produce investment solutions that aim to consistently generate competitive risk-adjusted returns over full market cycles. It compels us to maintain a long-term perspective and provide innovative investment management solutions that add value for our clients. It also requires us to place an emphasis on risk management, because understanding and managing risk is critical to our clients’ investment success. In this uncertain world we recognize the need to overweight, underweight or simply avoid specific areas of the market based on the environment. We do this to seek to achieve excess returns or to avoid excess volatility.

1

At Longview, we employ a strict sell discipline with the goal of minimizing risk and maximizing capital preservation. The Fund invests across markets, classes, sectors and styles with the goal to produce absolute returns with reduced volatility. In addition, the Fund will also attempt to hedge against extreme market outcomes. Finally and most importantly, the Fund can move fully into cash, if need be.

Our overall goal is to win by not losing; we have a flexible investment mandate, focusing on capital appreciation when the markets are performing well, and capital preservation when they are not.

LONGVIEW GLOBAL ALLOCATION PORTFOLIO

The Fund is a multi-asset, professionally managed fund. The Longview investment process is driven by relative strength, enabling us to identify fundamental trends and changes in the economic environment. Our process allows us to be properly allocated across multiple asset classes, sectors, capitalizations and styles. Our mandate allows us to change our fund’s construction, based on the changing realities of the global markets. Longview Global Allocation Fund seeks to preserve and grow capital by producing absolute returns with reduced volatility.

Thank you for your continued support and allowing us to serve you and the Fund. Please feel free to contact us with any questions or concerns.

Sincerely,

Christian M. Wagner

Chief Investment Officer

Longview Capital Management, LLC

The views in this report were those of the Fund’s investment adviser as of the date that this Report was being produced with respect to the period covered by this Report, and these views may not reflect the investment adviser’s views anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund during the period covered by the Report and are not intended constitute investment advice.

2

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-877-460-6423. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Funds’ prospectus contains this and other important information. For information on the Funds’ expense ratios, please see the Financial Highlights tables found within this Report.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. More information about these risks and other risks can be found in the Funds’ prospectus.

1 The S&P 500® Index, NASDAQ Composite Index, Russell 2000® Index, and MSCI EAFE Index (the “Indices”) are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Indices returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Indices’ returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

2 The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

3

Investment Results – (Unaudited)

Total Returns*

(For the period ended November 30, 2011)

Since Inception June 27, 2011
Longview Global Allocation Fund with load	(17.91)%
Longview Global Allocation Fund	(12.90)%
Dow Jones Global Moderate Portfolio Index	(2.71)%
S&P 500® Index	(1.61)%

Total annual operating expenses, as estimated for the Fund’s first fiscal period ending May 31, 2012 and disclosed in the Fund’s prospectus, are 2.15% of average daily net assets. Longview Capital Management LLC contractually has agreed to cap certain operating expenses of the Fund, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, 12b-1 fees, and indirect expenses such as “Acquired Fund Fees and Expenses” of the Fund at 2.20% through September 30, 2012.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-460-6423.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns, with loads, include the maximum 5.75% sales charge.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-460-6423. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

4

FUND HOLDINGS – (Unaudited)

1 As a percent of net assets.

The investment objective of the Fund is to provide long-term capital appreciation with capital preservation as a secondary objective.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 27, 2011 to November 30, 2011.

5

ABOUT THE FUND’S EXPENSES – (Unaudited) (Continued)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Longview Global Allocation Fund	Beginning Account Value June 27, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period Ended November 30, 2011*
Actual	$1,000.00	$871.00	$9.02
Hypothetical ** (5% return before expenses)	$1,000.00	$1,013.77	$11.31

* Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 157/366 (to reflect the period since commencement of Fund operations on June 27, 2011).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from June 1, 2011 to November 30, 2011. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 2.25% multiplied by the average account value over the six month period, multiplied by 183/366 (to reflect the partial year period).

6

Longview Global Allocation Fund

Schedule of Investments

November 30, 2011

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds – 71.56%
Consumer Discretionary Select Sector SPDR Fund	77,037	$2,984,413
iShares Barclays Aggregate Bond ETF	36,617	4,005,168
ProShares Short Real Estate ETF	15,111	543,089
ProShares Short Russell 2000 ETF	17,626	529,485
SPDR Barclays Capital TIPS ETF	75,479	4,377,027
SPDR Dow Jones Industrial Average ETF	24,331	2,924,586
Technology Select Sector SPDR Fund	115,364	2,951,011
Utilities Select Sector SPDR Fund	84,716	2,982,850

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,217,826)		21,297,629

Exchange-Traded Notes – 9.30%
VelocityShares Daily 2x VIX Short-Term ETN (a)	19,980	909,690
VelocityShares Daily Inverse VIX Short-Term ETN (a)	325,104	1,856,344
TOTAL EXCHANGE-TRADED NOTES (Cost $3,340,691)		2,766,034

Money Market Securities – 16.03%
Fidelity Institutional Money Market Portfolio – Institutional Shares, 0.22% (b)	4,771,534	4,771,534

TOTAL MONEY MARKET SECURITIES (Cost $4,771,534)		4,771,534

TOTAL INVESTMENTS (Cost $29,330,051)		$28,835,197

Other assets in excess of liabilities – 3.11%		926,489

TOTAL NET ASSETS – 100.00%		$29,761,686

(a) Non-income producing.

(b) Rate disclosed is the seven day yield as of November 30, 2011.

See accompanying notes which are an integral part of these financial statements.

7

Longview Global Allocation Fund

Statement of Assets and Liabilities

November 30, 2011

(Unaudited)

Assets
Investments in securities, at value (cost $29,330,051)	$28,835,197
Receivable for investments sold	1,617,549
Receivable for fund shares sold	86,900
Dividends receivable	10,628
Interest receivable	430
Prepaid expenses	28,533

Total assets	30,579,237

Liabilities
Cash overdraft	20,424
Payable for investments purchased	741,064
Payable to adviser	27,834
Payable to administrator, fund accountant, and transfer agent	10,347
Payable to trustees and officers	930
Payable to custodian	2,786
12b-1 fees accrued	6,051
Other accrued expenses	8,115

Total liabilities	817,551

Net Assets	$29,761,686

Net Assets consist of:
Paid in capital	$33,141,912
Accumulated net investment loss	(122,410)
Accumulated net realized loss from investment transactions	(2,762,962)
Net unrealized depreciation on investments	(494,854)

Net Assets	$29,761,686

Shares Outstanding (unlimited number of shares authorized, no par value)	3,416,500

Net Asset Value Per Share:	$8.71

Public Offering Price Per Share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):	$9.24

Maximum Sales Charge:	5.75%

See accompanying notes which are an integral part of these financial statements.

8

Longview Global Allocation Fund

Statement of Operations

For the period ended November 30, 2011 (a)

(Unaudited)

Investment Income
Dividend income	$103,888
Interest income	3,934

Total Investment Income	107,822

Expenses
Investment Adviser fee	116,896
12b-1 fees	25,412
Transfer agent expenses	18,400
Administration expenses	16,084
Fund accounting expenses	10,723
Miscellaneous expenses	7,445
Audit expenses	7,165
Organizational expense	5,660
Custodian expenses	5,232
Legal expenses	4,645
Offering expense	3,885
Report printing expense	2,165
Trustee expenses	2,030
Pricing expenses	1,534
Registration expenses	1,382
24f-2 expense	875
Insurance expense	699

Total Expenses	230,232

Net Investment Loss	(122,410)

Realized & Unrealized Loss on Investments
Net realized loss on investment transactions	(2,762,962)
Net change in unrealized depreciation of investments	(494,854)

Net realized and unrealized loss on investments	(3,257,816)

Net decrease in net assets resulting from operations	$(3,380,226)

(a) For the period June 27, 2011 (commencement of operations) to November 30, 2011.

See accompanying notes which are an integral part of these financial statements.

9

Longview Global Allocation Fund

Statement of Changes In Net Assets

For the period ended November 30, 2011(a) (Unaudited)
Decrease to Net Assets due to:
Operations
Net investment loss	$(122,410)
Net realized loss on investment transactions	(2,762,962)
Net change in unrealized depreciation of investments	(494,854)

Net decrease in net assets resulting from operations	(3,380,226)

Capital Transactions
Proceeds from shares sold	33,648,419
Amount paid for shares redeemed	(509,690)
Proceeds from redemption fees (b)	3,183

Net increase in net assets resulting from capital transactions	33,141,912

Total Increase in Net Assets	29,761,686

Net Assets
Beginning of period	–

End of period	$29,761,686

Accumulated net investment loss included in net assets at end of period	$(122,410)

Capital Share Transactions
Shares sold	3,472,933
Shares redeemed	(56,433)

Net increase from capital share transactions	3,416,500

(a) For the period June 27, 2011 (commencement of operations) to November 30, 2011.

(b) A redemption fee of 2.00% is charged on shares held less than 30 days.

See accompanying notes which are an integral part of these financial statements.

10

Longview Global Allocation Fund

Financial Highlights

(For a share outstanding during the period)

	For the period ended November 30, 2011 (a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.04)
Net realized and unrealized loss on investments	(1.25)

Total from investment operations	(1.29)

Paid in capital from redemption fees (b)	–

Net asset value, end of period	$8.71

Total Return (c)	(12.90	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$29,762
Ratio of expenses to average net assets	2.25	% (e)
Ratio of net investment loss to average net assets	(1.19	)% (e)
Portfolio turnover rate	339.15	% (d)

(a) For the period June 27, 2011 (commencement of operations) to November 30, 2011.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes the maximum sales charge.

(d) Not annualized.

(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

11

Longview Global Allocation Fund

Notes to the Financial Statements

November 30, 2011

(unaudited)

NOTE 1. ORGANIZATION

The Longview Global Allocation Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Longview Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation with capital preservation as a secondary objective.

The Fund’s prospectus provides a description of the Fund’s investment objective, policies and strategies, along with information on the class of shares currently being offered. The Fund currently offers one share class that has a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price. There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees; however, a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed if such shares are redeemed within eighteen (18) months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. The Fund charges a 2.00% redemption fee for shares redeemed within 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its

12

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the

13

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

New Accounting Pronouncements – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement And Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common Requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

14

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds and exchanged-traded notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

15

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchanged - Traded Funds	$21,297,629	$–	$–	$21,297,629
Exchanged - Traded Notes	2,766,034	–	–	2,766,034
Money Market Securities	4,771,534	–	–	4,771,534
Total	$28,835,197	$–	$–	$28,835,197

16

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period. There were no significant transfers between any levels for the period ended November 30, 2011.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the period from June 27, 2011 (commencement of operations) to November 30, 2011, the Adviser earned a fee of $116,896 from the Fund. At November 30, 2011, the Fund owed the Adviser $27,834 for advisory fees.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 2.20%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). There were no waived or reimbursed advisory fees for the period from June 27, 2011 (commencement of operations) to November 30, 2011.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from June 27, 2011 (commencement of operations) to November 30, 2011, HASI

17

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

earned fees of $16,084 for administrative services provided to the Fund. At November 30, 2011, HASI was owed $3,168 from the Fund for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period from June 27, 2011 (commencement of operations) to November 30, 2011, the Custodian earned fees of $5,232 for custody services provided to the Fund. At November 30, 2011, the Custodian was owed $2,786 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period from June 27, 2011 (commencement of operations) to November 30, 2011, HASI earned fees of $18,400 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At November 30, 2011, the Fund owed HASI $5,067 for transfer agent services and out-of-pocket expenses.

For the period from June 27, 2011 (commencement of operations) to November 30, 2011, HASI earned fees of $10,723 from the Fund for fund accounting services. At November 30, 2011, HASI was owed $2,112 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan

18

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period June 27, 2011 (commencement of operations) to November 30, 2011, the 12b-1 expense incurred by the Fund was $25,412. The Fund owed $6,051 for 12b-1 fees as of November 30, 2011.

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Fund’s shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the period ended November 30, 2011, there were no sales charges deducted from the proceeds of sales of capital shares, and there were no CDSC fees deducted from the redemption of capital shares.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	85,751,395	58,429,912

At November 30, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,203,041
Gross Unrealized (Depreciation)	(712,667)

Net Unrealized Appreciation on Investments	$490,374

At November 30, 2011, the aggregate cost of securities for federal income tax purposes was $28,344,823 for the Fund. The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $985,228.

19

Longview Global Allocation Fund

Notes to the Financial Statements - (continued)

November 30, 2011

(unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

As of November 30, 2011, FOLIOfn Investments, Inc. (“FOLIOfn”) owned, as record shareholder, 91.57% of the outstanding shares of the Fund. The Trust does not know whether FOLIOfn or any of the accounts having a beneficial interest in accounts of record held by FOLIOfn (the “Underlying Accounts”) hold beneficially 25% or more of the outstanding voting securities of the Fund. Accordingly, it is not known whether either FOLIOfn or any of the Underlying Accounts could be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the period ended November 30, 2011.

20

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 460-6423 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement – (Unaudited)

At a meeting held on March 10, 2011, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement between the Trust and Longview Capital Management, LLC (the “Adviser”). Legal counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Longview Global Allocation Fund (the “Fund”). The Board reflected on its discussions with members of the Adviser regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which the Fund was to be managed.

Legal counsel referred the Board to the Board materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Legal Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

21

2.	Investment Performance of the Fund and the Adviser. The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review, that the Board could consider the investment performance of the Adviser. The Board concluded, in light of the foregoing factors, that the investment performance of the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fee were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee had break points that would come into effect as asset levels increased and thus the Fund’s shareholders would realize the effect of economies of scales as the Fund grows. Moreover, the Board noted that at the Adviser’s inception, the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. Following

22

further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board determined that the Advisory Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Adviser to serve as the investment Adviser to the Fund under the terms and conditions set forth in the Advisory Agreement.

23

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 460-6423 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

John H. Lively, Interim Secretary

INVESTMENT ADVISER

Longview Capital Management LLC

2	Mill Road, Suite 105

Wilmington, DE 19806

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law Group TM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

LSOFX

SEMI-ANNUAL REPORT

Long Short Advisors LS Opportunity Fund

November 30, 2011

Long Short | Advisors

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

To Shareholders of the LS Opportunity Fund,

The LS Opportunity Fund (The “Fund”) launched on September 30, 2010 with the goal of protecting capital and delivering strong returns with reduced volatility by taking both long (i.e., to profit from an increase in price) and short (i.e., to profit from a decline in price) positions in a portfolio of publicly-traded common stocks. Relying on a fundamental, research-driven process, the Fund strives to build a diverse portfolio with approximately 35 to 50 long positions and 35 to 50 short positions in at least 10 industries. The Fund looks for industries and individual companies that either will benefit from or be hurt by larger trends. The Fund also looks for companies that are uniquely positioned within their industries and favor those that have inherent advantages over their competition.

The Fund was established by the advisory firm, Long Short Advisors, LLC. Independence Capital Asset Partners (“ICAP”), which is responsible for all day-to-day investment decisions, is the sub-advisor to the Fund. The Fund was created to offer access to the sub-advisor’s investment strategy in a mutual fund format.

As the sub-advisor of a long-short equity strategy, ICAP focuses on performance and risk management. ICAP endeavors to do what a successful investment manager should do: protect capital and deliver strong returns with managed volatility.

ICAP, founded in 2004, has an experienced investment team, which seeks to always have “more good ideas than capital.” ICAP currently has ten investment professionals managing a fundamentally driven long-short equity portfolio across separate accounts, limited partnerships and the LS Opportunity Fund. ICAP’s focus on a strong operational and compliance culture allows the investment team to maintain a sole focus on investing. For more detail on the investment and operational team, please visit our website at www.longshortadvisors.com.

The Investment Process

On the long side, the Fund invests primarily in companies whose fundamentals (e.g., growth prospects), combined with attractive valuations, indicate significant upside opportunity relative to downside risk. There will be an emphasis on companies we believe are able to generate and sustain high returns on capital, to self-finance growth, and to generate excess cash in order to enhance shareholder value. Attractive investments include established franchises that are undergoing significant positive change and “emerging growth” companies with solid fundamentals that are addressing unmet, “open-ended” business opportunities with innovative products or services.

On the short side, the Fund takes positions in companies we believe have weak or deteriorating fundamentals, which, combined with unattractive valuations, indicate significant downside risk. In addition, the Fund may use short positions in a “pair-trade” format (i.e., a strategy that matches a long position with a short position in two stocks in the same sector) to exploit valuation anomalies and dampen portfolio volatility.

The Fund generally reduces or eliminates a position in the portfolio if it (i) has reached an intrinsic value that reflects its current market value, (ii) has been revalued as new research uncovers challenges to assumptions underlying the investment case, or (iii) can be replaced by a better idea.

Management’s Discussion of Fund Performance

Given our general concerns with the overall economic environment, we ran the portfolio at a reduced net exposure for most of the trailing six-month period. While we were correct in reducing the Fund’s net equity exposure, certain long positions declined considerably more than the overall market and thus the performance for the period was disappointing.

We entered this period believing that the financial stresses in both Europe and the U.S. would result in further central bank action, which ultimately proved correct. We further believed that the oligopolistic structure of the crude oil and agriculture industries would underpin certain commodity sectors where supply and demand were favorable, which is why we maintained positions in the energy and agricultural complex. While we recognize that earnings in both of these sectors remain somewhat subject to the weakening global economy, we still believe that the businesses remain sound, cash generative, and of great value.

1

Our largest position, Liberty Capital Group (LCAPA1), struggled across the period, in some part due to investors’ reduced appetite for risk but mostly the result of price declines in Liberty Capital’s underlying holdings, most notably its interest in Sirius XM Radio Inc. (SIRI). While Sirius announced improving fundamentals during the period, investors exhibited a fair degree of skepticism toward management’s financial forecast given the darkening global economic clouds. To the Fund’s advantage, we maintained a short position in Sirius through the end of the third quarter, which mitigated the decline of our long position in LCAPA.

The Fund’s net long position in energy was also a detractor for the period. Despite our generally negative view on crude oil prices, we believed that company fundamentals and reasonable valuations would insulate our investments from a decline in the underlying commodity. That view proved mostly incorrect across this six-month stretch. We still maintain positions in Anadarko Petroleum (APC), Schlumberger (SLB), and Equitable Resources (EQT) at period end.

We also sustained losses in the agricultural sector. Our investment case was based on continued inflation in the grain markets, low grain inventories, high grain prices, and a favorable export market. These strong fundamentals were not enough to offset the pressures of a secondary offering by Mosaic (MOS) and a slight weakening of the grain markets, not to mention the market’s general aversion to risk.

With regard to the Fund’s short book, beyond our hedge positions, the Fund was primarily concentrated around the Consumer Discretionary space, which includes our short position in Sirius, and the Information Technology, Materials, and Health Care sectors. While these positions made a positive impact on performance, those gains were overwhelmed by the Fund’s overall net long position and the sharp decline in a number of our long positions.

Management Outlook

It’s our opinion that Europe’s sovereign debt crisis is the next leg of this decade’s easy money credit run. If the continent’s leaders do not restore credibility to their banking system soon, the probability of a second recession or, worse yet, a global depression rises.

In the meantime, the U.S. faces the same issues as Europe—we are just not aggressively facing them today. A move toward greater economic competitiveness, a recalibration of the U.S. tax code, and the development of a long-term solution for our insolvent entitlement systems are the most important economic issues before us this 2012 election cycle.

While the investing environment over the next several months and years will surely be difficult, our economy is vibrant and entrepreneurs and corporations will continue to push forward despite the hostile economic conditions. We need to look no further than Steve Jobs, whose genius and drive produced Apple, Inc. and created enormous opportunity for hundreds of thousands of Americans.

At ICAP, having founded our firm in 2004, we are accustomed to managing client capital during challenging periods when global markets have not simply gone up but have been flat to down. As we move forward. we will manage the Fund with the philosophy that the next seven years will be just as challenging. Challenging periods and short-term disappointments notwithstanding, we will continually strive to make the LS Opportunity Fund a success.

Thank you for choosing the LS Opportunity Fund as a place to invest your assets.

“Don’t Time the Market, Invest In It”

[1]

On November 28, 2011, Liberty Media combined two of its stocks, Liberty Media Corp (STARZ) (LSTZA) and Liberty Capital Group (LCAPA), through a corporate action. The combined holdings now trade under the name Liberty Media Corp (Capital) and the ticker LMCA.

2

Investment Results – (Unaudited)

Total Returns*

(For the period ended November 30, 2011)

			Average Annual Returns
	6 Months	One Year	Since Inception (September 30, 2010)
LS Opportunity Fund	-9.78%	-0.77%	2.82%
S&P 500® Index**	-6.27%	7.81%	10.11%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2011, were 3.76% of average daily net assets (2.50% after fee waivers and expense reimbursements by the Advisor.) Long Short Advisors, LLC (the “Advisor”) contractually has agreed to cap certain operating expenses of the fund until September 30, 2013. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-336-6763.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions, if any.

**

The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-336-6763. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

3

The chart above assumes an initial investment of $10,000 made on September 30, 2010 (commencement of Fund operations) and held through November 30, 2011. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-336-6763. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

Fund Holdings – (Unaudited)

Sector Exposure (11/30/2011)

(Based on Net Assets)

	Long	Short	Gross	Net
Consumer Discretionary	19.46%	-3.84%	23.30%	15.62%
Consumer Staples	0.00%	-0.78%	0.78%	-0.78%
Energy	17.37%	-1.12%	18.49%	16.25%
Financials	3.83%	-0.51%	4.34%	3.32%
Health Care	13.78%	-3.81%	17.59%	9.97%
Industrials	7.83%	-2.88%	10.71%	4.95%
Information Technology	4.51%	-1.12%	5.63%	3.39%
Materials	1.83%	-0.38%	2.21%	1.45%
Unclassified	3.76%	-17.03%	20.79%	-13.27%
Utilities	1.32%	0.00%	1.32%	1.32%
Total	73.69%	-31.47%	105.16%	42.22%

The LS Opportunity Fund seeks to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About The Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

5

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LS Opportunity Fund	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period Ended November 30, 2011*
Actual	$1,000.00	$902.18	$14.61
Hypothetical ** (5% return before expenses)	$1,000.00	$1,009.63	$15.44

*	Expenses are equal to the Fund’s annualized expense ratio of 3.07%, multiplied by the average account value over the period, multiplied by 183/365.
**	Assumes a 5% return before expenses.

6

LS Opportunity Fund

Schedule of Investments

November 30, 2011

(Unaudited)

	Shares	Value
Common Stocks - Long - Domestic - 60.16%
Consumer Discretionary - 19.46%
BorgWarner, Inc. (a)	11,886	$783,525
Domino’s Pizza, Inc. (a)	6,962	229,328
Harman International Industries, Inc.	10,770	444,801
Las Vegas Sands Corp. (a)	20,893	975,912
Liberty Global, Inc. - Class A (a) (b)	6,579	259,147
Liberty Interactive Corp. - Class A (a)	48,735	792,431
Liberty Media Corp - Liberty Capital - Class A (a) (b)	45,090	3,439,465
Live Nation Entertainment Inc. (a)	13,930	120,355
Lowe’s Companies, Inc.	37,356	896,918
Nike, Inc. - Class B	6,721	646,426
Papa John’s International, Inc. (a)	4,873	184,687

		8,772,995

Energy - 9.72%
Anadarko Petroleum Corp. (b)	15,681	1,274,395
Arch Coal, Inc.	34,822	570,733
Carrizo Oil & Gas, Inc. (a)	10,517	299,314
EQT Corp. (b)	8,090	501,661
Occidental Petroleum Corp.	6,965	688,839
Schlumberger, Ltd.	13,929	1,049,272

		4,384,214

Financials - 3.83%
JPMorgan Chase & Co.	20,893	647,056
Wells Fargo & Co.	41,771	1,080,198

		1,727,254

Health Care - 11.66%
Bristol-Myers Squibb Company (b)	26,551	868,749
Celgene Corp. (a) (b)	14,717	928,348
DaVita, Inc. (a) (b)	21,320	1,624,158
HeartWare International, Inc. (a)	3,507	241,983
Inhibitex, Inc. (a)	19,067	278,378
Medivation, Inc. (a)	10,110	464,554
UnitedHealth Group, Inc.	17,411	849,134

		5,255,304

Industrials - 7.83%
CSX Corp.	9,694	210,457
DigitalGlobe, Inc. (a)	696	10,370
Hexcel Corp. (a)	30,373	756,895
Honeywell International, Inc. (b)	19,357	1,048,181
Spirit Aerosystems Holdings, Inc. - Class A (a)	33,583	655,204
TransDigm Group, Inc. (a)	8,816	850,039

		3,531,146

Information Technology - 4.51%
Hewlett-Packard Co.	20,893	583,959
QUALCOMM, Inc. (b)	24,039	1,317,337
Universal Display Corp. (a)	3,425	133,438

		2,034,734

Materials - 1.83%
Martin Marietta Materials, Inc.	10,532	824,234

Utilities - 1.32%
ITC Holdings Corp.	8,074	596,830

TOTAL COMMON STOCKS - LONG - DOMESTIC (Cost $26,170,216)		27,126,711

See accompanying notes which are an integral part of these financial statements.

7

LS Opportunity Fund

Schedule of Investments - continued

November 30, 2011

(Unaudited)

	Shares	Value
Common Stocks - Long - International - 6.18%
Energy - 4.06%
CGX Energy, Inc. (a)	96,215	$102,261
Golar LNG Ltd.	16,360	713,296
Suncor Energy, Inc.	13,929	418,149
Transocean Ltd.	13,929	596,858

		1,830,564

Health Care - 2.12%
Novo Nordisk A/S (c)	8,403	954,161

TOTAL COMMON STOCKS - LONG - INTERNATIONAL (Cost $1,599,083)		2,784,725

TOTAL COMMON STOCKS - LONG - DOMESTIC & INTERNATIONAL (Cost $27,769,299)		29,911,436

Master Limited Partnerships - 3.59%
Williams Partners, L.P. (b)	27,898	1,619,758

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,409,300)		1,619,758

Investment Companies - 3.76%
SPDR Gold Trust (a) (b)	9,961	1,694,665

TOTAL INVESTMENT COMPANIES (Cost $1,575,206)		1,694,665

TOTAL INVESTMENTS - LONG - (Cost $30,753,805) - 73.69%		33,225,859

TOTAL INVESTMENTS - SHORT (Proceeds Received $14,051,136) - (31.47%)		(14,189,438)

Cash & other assets less liabilities - 57.78%		26,053,072

TOTAL NET ASSETS - 100%		$45,089,493

(a)	Non-income producing
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8

LS Opportunity Fund

Schedule of Securities Sold Short

November 30, 2011

(Unaudited)

	Shares	Value
Securities Sold Short - Domestic - (13.54%)
Consumer Discretionary - (3.84%)
Buckle, Inc. / The	(3,459)	$(138,222)
Dillard’s, Inc. - Class A	(5,206)	(244,682)
Hanesbrands, Inc.	(8,417)	(207,311)
Harley-Davidson, Inc.	(5,172)	(190,174)
ITT Educational Services, Inc.	(3,225)	(177,246)
Time Warner Cable, Inc.	(4,105)	(248,270)
Valassis Communications, Inc.	(4,841)	(92,996)
Vitamin Shoppe, Inc.	(4,841)	(178,197)
Whirlpool Corp.	(5,199)	(255,063)

		(1,732,161)

Consumer Staples - (0.78%)
Walgreen Co.	(10,461)	(352,745)

Energy - (1.12%)
Cimarex Energy Co.	(2,579)	(172,999)
Halliburton Co.	(6,503)	(239,310)
Kinder Morgan, Inc.	(3,169)	(93,486)

		(505,795)

Financials - (0.51%)
Discover Financial Services	(9,574)	(228,053)

Health Care - (3.81%)
Computer Programs & Systems, Inc.	(1,301)	(59,065)
C. R. Bard, Inc.	(2,602)	(226,868)
Edwards Lifesciences Corp.	(3,771)	(248,999)
Illumina, Inc.	(4,602)	(128,028)
Quality Systems, Inc.	(2,602)	(91,981)
Quest Diagnostics, Inc.	(4,841)	(283,973)
ResMed, Inc.	(6,414)	(167,085)
STERIS Corp.	(7,040)	(211,693)
Vertex Pharmaceuticals, Inc.	(10,411)	(301,815)

		(1,719,507)

Industrials - (2.45%)
Alliant Techsystems, Inc.	(4,425)	(260,367)
Corporate Executive Board Co. / The	(3,249)	(127,328)
GeoEye, Inc.	(520)	(9,875)
Huntington Ingalls Industries, Inc.	(6,842)	(217,233)
Masco Corp.	(7,417)	(71,055)
Stericycle, Inc.	(5,134)	(415,957)

		(1,101,815)

Information Technology - (1.03%)
Constant Contact, Inc.	(5,204)	(113,864)
Cree, Inc.	(5,203)	(129,451)
LindedIn Corp. - Class A	(2,278)	(150,188)
Littelfuse, Inc.	(1,302)	(60,855)
QuinStreet, Inc.	(904)	(8,371)

		(462,729)

TOTAL SECURITIES SOLD SHORT - DOMESTIC (Proceeds Received $6,131,099)		(6,102,805)

See accompanying notes which are an integral part of these financial statements.

9

LS Opportunity Fund

Schedule of Securities Sold Short - continued

November 30, 2011

(Unaudited)

	Shares	Value
Securities Sold Short - International - (0.90%)
Industrials - (0.43%)
Sensata Technologies Holding N.V.	(6,238)	$(194,937)

Information Technology - (0.09%)
Youku.com, Inc. (a)	(2,129)	(41,579)

Materials - (0.38%)
Vale SA (a)	(7,364)	(171,213)

TOTAL SECURITIES SOLD SHORT - INTERNATIONAL (Proceeds Received $440,213)		(407,729)

TOTAL SECURITIES SOLD SHORT - DOMESTIC & INTERNATIONAL (Proceeds Received $6,571,312)		(6,510,534)

Investment Companies - (17.03%)
iShares Barclays 20+ Year Treasury Bond Fund	(3,915)	(461,500)
Powershares QQQ Trust, Series 1	(30,894)	(1,743,040)
SPDR Dow Jones Industrial Average ETF Trust	(10,298)	(1,237,820)
SPDR S&P 500 ETF Trust	(30,894)	(3,865,148)
United States Oil Fund LP	(9,577)	(371,396)

TOTAL INVESTMENT COMPANIES (Proceeds Received - $7,479,824)		(7,678,904)

TOTAL SECURITIES SOLD SHORT - DOMESTIC, INTERNATIONAL, & INVESTMENT COMPANIES (PROCEEDS RECEIVED $14,051,136) - (31.47%)		$(14,189,438)

(a)	American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

10

LS Opportunity Fund

Statement of Assets and Liabilities

November 30, 2011

(Unaudited)

Assets
Investments in securities, at value (cost $30,753,805)	$33,225,859
Cash	28,757,955
Foreign currency (cost $29)	28
Receivable for investments sold	3,214,995
Receivable for fund shares purchased	112,950
Prepaid expenses	19,541
Dividends receivable	29,171
Tax reclaims receivable (Cost $202)	190

Total assets	65,360,689

Liabilities
Payable to Advisor (a)	69,915
Payable for investments purchased	5,957,998
Payable for Fund shares redeemed	15,000
Investment securities sold short, at value (proceeds $14,051,136)	14,189,438
Dividend expense payable on short positions	11,309
Payable to administrator, fund accountant and transfer agent	14,100
Payable to trustees and officers	1,105
Other accrued expenses	12,331

Total liabilities	20,271,196

Net Assets	$45,089,493

Net Assets consist of:
Paid in capital	$46,985,393
Undistributed net investment income (loss)	(417,817)
Accumulated net realized gain (loss)	(3,811,822)
Net unrealized appreciation (depreciation) on:
Investment securities	2,333,752
Foreign currency	(13)

Net Assets	$45,089,493

Shares outstanding (unlimited number of shares issued and authorized; no par value)	4,363,943

Net asset value and offering price per share	$10.33

Minimum redemption price per share (b) (NAV * 98%)	$10.12

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

11

LS Opportunity Fund

Statement of Operations

For the six months ended November 30, 2011

(Unaudited)

Investment Income
Dividend income (net of withholding tax $66)	$126,407

Total Investment Income	126,407

Expenses
Investment advisor fee (a)	313,476
Fund accounting expenses	25,627
Transfer agent expenses	22,782
Custodian expenses	21,891
Administration expenses	18,775
Registration expenses	11,675
Audit expenses	7,505
Legal expenses	6,495
Report printing expense	4,178
Trustee expenses	4,110
Offering costs	3,839
Pricing expenses	2,704
Insurance expense	2,071
24f-2 expense	1,529
Miscellaneous expenses	1,523
Other expense - short sale & interest expense	18,258
Dividend expense on securities sold short	84,796

Total Expenses	551,234
Fees recouped by the Advisor	1,045

Net operating expenses	552,279

Net Investment Loss	(425,872)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(4,405,515)
Short securities	587,392
Foreign currency	2,245
Change in unrealized appreciation (depreciation) on:
Investment securities	635,065
Short securities	246,299
Foreign currency	(18)

Net realized and unrealized gain on investments and foreign currency	(2,934,532)

Net increase in net assets resulting from operations	$(3,360,404)

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

12

LS Opportunity Fund

Statement of Changes In Net Assets

	Six Months Ended November 30, 2011 (Unaudited)	For the Period Ended May 31, 2011 (a)
Operations
Net investment loss	$(425,872)	$(204,286)
Net realized gain (loss) on investment securities and foreign currency	(3,815,878)	208,652
Change in unrealized appreciation on investments and foreign currency	881,346	1,452,393

Net increase in net assets resulting from operations	(3,360,404)	1,456,759

Capital Share Transactions
Proceeds from shares sold	30,286,682	19,607,202
Amount paid for shares redeemed	(2,212,003)	(692,036)
Proceeds from redemption fees collected	109	3,184

Net increase in net assets resulting from share transactions	28,074,788	18,918,350

Total Increase in Net Assets	24,714,384	20,375,109

Net Assets
Beginning of period	20,375,109	—

End of period	$45,089,493	$20,375,109

Undistributed net investment income (loss) included in net assets at end of period	$(417,817)	$8,055

Capital Share Transactions
Shares sold	2,792,800	1,842,851
Shares redeemed	(208,787)	(62,921)

Net increase from capital share transactions	2,584,013	1,779,930

(a)	For the period September 30, 2010 (Commencement of Operations) to May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

13

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2011 (Unaudited)		For the Period Ended May 31, 2011 (a)
Selected Per Share Data
Net asset value, beginning of period	$11.45		$10.00

Income from investment operations:
Net investment loss (b)	(0.13)		(0.17)
Net realized and unrealized gains	(0.99)		1.62

Total income from investment operations	(1.12)		1.45

Redemption Fees (c)	—		—

Net asset value, end of period	$10.33		$11.45

Total Return (d) (e)	(9.78	)% (f)	14.50	% (f)
Ratios and Supplemental Data
Net assets, end of period (000)	$45,089		$20,375
Ratio of expenses to average net assets	2.50	% (g) (h)	2.50	% (g) (h)
Dividend and interest expense	0.57	% (g)	0.49	% (g)
Ratio of expenses to average net assets before waiver & reimbursement/recoupment by Advisor	2.50	% (g) (h)	3.76	% (g) (h)
Ratio of net investment loss to average net assets	(2.37	)% (g)	(2.25	)% (g)
Portfolio turnover rate	237.10	% (f)	199.48	% (f)

(a)	For the period September 30, 2010 (Commencement of Operations) through May 31, 2011.
(b)	Per share net investment loss has been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Shareholders redeeming shares held less than sixty days have a lower total return due to the effect of the 2% redemption fee.
(f)	Not Annualized
(g)	Annualized
(h)	Excludes dividend and interest expense.

See accompanying notes which are an integral part of these financial statements.

14

LS Opportunity Fund

Notes to the Financial Statements

November 30, 2011

(Unaudited)

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment Advisor is Long Short Advisors, LLC (the “Advisor”). The Advisor has retained Independence Capital Asset Partners, LLC (the “Sub-Advisor”) to serve as Sub-Advisor to provide portfolio management and related services to the Fund. The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The investment objective of the Fund is to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all open tax years.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The Last In First Out (“LIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

15

LS Opportunity Fund

Notes to the Financial Statements - continued

November 30, 2011

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

16

LS Opportunity Fund

Notes to the Financial Statements - continued

November 30, 2011

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, exchange-traded funds, American Depositary Receipts, and limited partnerships are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

17

LS Opportunity Fund

Notes to the Financial Statements - continued

November 30, 2011

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Valuation Inputs
Assets	Level 1 -Quoted Prices in Active Markets	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$29,911,436	$—	$—	$29,911,436
Master Limited Partnerships	1,619,758	—	—	1,619,758
Investment Companies	1,694,665	—	—	1,694,665

Total	$33,225,859	$—	$—	$33,225,859

* Refer to Schedule of Investments for industry classifications

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(6,510,534)	$—	$—	$(6,510,534)
Investment Companies	(7,678,904)	—	—	(7,678,904)

Total	$(14,189,438)	$—	$—	$(14,189,438)

* Refer to Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of November 30, 2011.

18

LS Opportunity Fund

Notes to the Financial Statements - continued

November 30, 2011

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average net assets. For the six months ended November 30, 2011, the Advisor earned a fee of $313,476 from the Fund before the reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) so that total expenses do not exceed 2.50% of net assets. For the six months ended November 30, 2011, the Advisor recouped fees of $1,045. At November 30, 2011, the Advisor was owed $69,915 from the Fund for advisory services. The waiver and/or reimbursement by the Advisor with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The amount subject to repayment by the Fund pursuant to the aforementioned conditions at May 31, 2011 was:

Amount	Recoverable through May 31,
$114,870	2014

The Advisor has retained Independence Capital Asset Partners, LLC (the “Sub-Advisor”) to serve as Sub-Advisor to provide portfolio management and related services to the Fund. The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended November 30, 2011, HASI earned fees of $18,775 for administrative services provided to the Fund. At November 30, 2011, the Fund owed HASI $2,829 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. A trustee of the Trust is a member of management of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended November 30, 2011, HASI earned fees of $22,782 from the Fund for transfer agent services. For the six months ended November 30, 2011, HASI earned fees of $25,627 from the Fund for fund accounting services. At November 30, 2011, the Fund owed HASI $4,705 for transfer agent services and $6,567 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2011. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

19

LS Opportunity Fund

Notes to the Financial Statements - continued

November 30, 2011

(Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended November 30, 2011, purchases and sales of investment securities, other than short-term investments, written options, and short securities were as follows:

Purchases
U.S. Government Obligations	$—
Other	76,968,290
Sales
U.S. Government Obligations	$—
Other	56,460,401

At November 30, 2011, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$2,808,534
Gross (Depreciation)	(553,664)

Net Appreciation	$2,254,870

At November 30, 2011, the aggregate cost of securities for federal income tax purposes, was $16,781,551.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The Trust does not know whether Charles Schwab, National Financial Services, Inc., or any of the accounts having a beneficial interest in accounts held of record by Charles Schwab or National Financial Services, Inc. (the “Underlying Accounts”) hold beneficially 25% or more of the outstanding voting securities of the Fund. Accordingly, it is not known whether either Charles Schwab, National Financial Services, Inc., or any of the Underlying Accounts could be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the six months ended November 30, 2011.

20

LS Opportunity Fund

Notes to the Financial Statements - continued

November 30, 2011

(Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. TAX COMPONENTS OF CAPITAL

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$104,483
Unrealized appreciation (depreciation)	1,373,511
Capital losses and other	(13,490)

$1,464,504

The differences between the federal income tax cost of investments and the financial statements is due to certain differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. For tax purposes, the current year post-October loss was $4,208 (realized during the period November 1, 2010 through May 31, 2011). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, June 1, 2011.

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, post-October losses, partnerships, and grantor trusts.

21

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 336-6763 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

Matthew J. Miller, Vice President

John H. Lively, Interim Secretary

INVESTMENT ADVISOR

Long Short Advisors, LLC

1818 Market Street, 33rd Floor, Suite 3323

Philadelphia, PA 19103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

	(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

	(3)	Not Applicable

(b)		Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By
* /s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 2/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 2/7/12

By
* /s/ William J. Murphy
William J. Murphy, Treasurer and Principal Financial Officer

Date 2/7/12